UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21126

Name of Fund:   BlackRock Municipal Income Trust II (BLE)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:   John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income

            Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:   (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 02/28/2017

Item 1 – Report to Stockholders

FEBRUARY 28, 2017

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Municipal Bond Trust (BBK)

BlackRock Municipal Income Investment Quality Trust (BAF)

BlackRock Municipal Income Quality Trust (BYM)

BlackRock Municipal Income Trust II (BLE)

BlackRock MuniHoldings Investment Quality Fund (MFL)

BlackRock MuniVest Fund, Inc. (MVF)

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Risk assets, such as stocks and high yield bonds, enjoyed strong performance in the 12 months ended February 28, 2017. It was a different story for higher-quality assets such as U.S. Treasuries, which generated muted returns after struggling in the latter part of 2016 as reflationary expectations in the United States helped drive a pick-up in global growth and investors braced for higher interest rates.

Markets showed great resilience during the period. Big surprises such as the United Kingdom’s vote to leave the European Union and the outcome of the U.S. presidential election brought spikes in equity market volatility, but they were ultimately short-lived. Instead, investors used the sell-offs to seize upon buying opportunities, allowing markets to quickly rebound. We believe this reinforces the case for taking the long view rather than reacting to short-term market noise.

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and uncertainty. This trend accelerated after the U.S. election and continued into the beginning of 2017, stoked by expectations for an extra boost to U.S. growth via fiscal policy.

Although economic momentum is gaining traction, the capacity for rapid global growth is restrained by structural factors including an aging population, low productivity growth and excess savings. A tempered economic growth trend and high valuations across most assets have set the stage for muted investment returns going forward.

Equity markets still have room to move, although the disparity between winners and losers is widening, making selectivity increasingly important. Fixed income investors are also facing challenges as bond markets recalibrate to accommodate rising rates and higher inflation expectations. And in a world where political risk and policy uncertainty abound, there is no lack of potential catalysts for higher volatility.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of February 28, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	10.01%	24.98%
U.S. small cap equities (Russell 2000® Index)	12.61	36.11
International equities (MSCI Europe, Australasia, Far East Index)	4.90	15.75
Emerging market equities (MSCI Emerging Markets Index)	5.51	29.46
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.22	0.39
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(6.17)	(4.09)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.19)	1.42
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(2.51)	0.76
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	5.43	21.83
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	3

Municipal Market Overview

For the Reporting Period Ended February 28, 2017

Municipal Market Conditions

Municipal bonds generated modestly positive performance for the period, in spite of vastly rising interest rates as a result of generally stronger economic data, signs of inflation pressures, Federal Reserve (“Fed”) monetary policy normalization, and market expectations for pro-growth fiscal policy. However, ongoing reassurance from the Fed that rates would be increased gradually and would likely remain low overall resulted in strong demand for fixed income investments. Investors favored the income, relative yield, and stability of municipal bonds amid bouts of interest rate volatility (bond prices rise as rates fall) resulting from the United Kingdom’s decision to leave the European Union, the contentious U.S. election, and widening central bank divergence — i.e., policy easing outside the United States while the Fed slowly commences policy tightening. During the 12 months ended February 28, 2017, municipal bond funds garnered net inflows of approximately $22 billion (based on data from the Investment Company Institute).

For the same 12-month period, total new issuance remained robust from a historical perspective at $443 billion (significantly above the $393 billion issued in the prior 12-month period). A noteworthy portion of new supply during this period was attributable to refinancing activity (roughly 60%) as issuers continued to take advantage of low interest rates and a flatter yield curve to reduce their borrowing costs.

S&P Municipal Bond Index
Total Returns as of February 28, 2017
6 months: (2.51)%
12 months: 0.76%

A Closer Look at Yields

From February 29, 2016 to February 28, 2017, yields on AAA-rated 30-year municipal bonds increased by 25 basis points (“bps”) from 2.80% to 3.05%, while 10-year rates rose by 53 bps from 1.76% to 2.29% and 5-year rates increased 57 bps from 0.93% to 1.50% (as measured by Thomson Municipal Market Data). The municipal yield curve modestly flattened over the 12-month period with the spread between 2- and 30-year maturities flattening by 17 bps and the spread between 10- and 30-year maturities flattening by 28 bps.

During the same time period, on a relative basis, tax-exempt municipal bonds broadly outperformed U.S. Treasuries with the greatest outperformance experienced in the long-end of the yield curve. In absolute terms, the positive performance of municipal bonds was driven largely by a supply/demand imbalance within the municipal market as investors sought income and incremental yield in an environment where opportunities became increasingly scarce. More broadly, municipal bonds came under pressure post the November U.S. election as a result of uncertainty surrounding potential tax-reform, erasing a bulk of year-to-date performance and influencing a strong pattern of mutual fund inflows to turn negative in the closing months of the period. The asset class is known for its lower relative volatility and preservation of principal with an emphasis on income as tax rates rise.

Financial Conditions of Municipal Issuers

The majority of municipal credits remain strong, despite well-publicized distress among a few issuers. Four of the five states with the largest amount of debt outstanding—California, New York, Texas and Florida—have exhibited markedly improved credit fundamentals during the slow national recovery. However, several states with the largest unfunded pension liabilities have seen their bond prices decline noticeably and remain vulnerable to additional price deterioration. On the local level, Chicago’s credit quality downgrade is an outlier relative to other cities due to its larger pension liability and inadequate funding remedies. BlackRock maintains the view that municipal bond defaults will remain minimal and in the periphery while the overall market is fundamentally sound. We continue to advocate careful credit research and believe that a thoughtful approach to structure and security selection remains imperative amid uncertainty in a modestly improving economic environment.

The opinions expressed are those of BlackRock as of February 28, 2017, and are subject to change at any time due to changes in market or economic conditions. The comments should not be construed as a recommendation of any individual holdings or market sectors. Investing involves risk including loss of principal. Bond values fluctuate in price so the value of your investment can go down depending on market conditions. Fixed income risks include interest-rate and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Credit risk refers to the possibility that the bond issuer will not be able to make principal and interest payments. There may be less information on the financial condition of municipal issuers than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. Some investors may be subject to Alternative Minimum Tax (AMT). Capital gains distributions, if any, are taxable.

The Standard & Poor’s Municipal Bond Index, a broad, market value-weighted index, seeks to measure the performance of the U.S. municipal bond market. All bonds in the index are exempt from U.S. federal income taxes or subject to the alternative minimum tax. Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. It is not possible to invest directly in an index.

4	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Trust on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Trusts (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Trusts’ shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV.

To illustrate these concepts, assume a Trust’s Common Shares capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Trust’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Trust with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Trust’s financing cost of leverage is significantly lower than the income earned on a Trust’s longer-term investments acquired from leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit Common Shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Trusts’ return on assets purchased with leverage proceeds, income to shareholders is lower than if the Trusts had not used leverage. Furthermore, the value of the Trusts’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the value of the Trusts’ obligations under their respective leverage arrangements generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trusts’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Trust’s intended leveraging strategy will be successful.

The use of leverage also generally causes greater changes in each Trust’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Trust’s Common Shares than if the Trust were not leveraged. In addition, each Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trusts to incur losses. The use of leverage may limit a Trust’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Trust incurs expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares. Moreover, to the extent the calculation of the Trusts’ investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Trusts’ investment adviser will be higher than if the Trusts did not use leverage.

To obtain leverage, each Trust has issued Variable Rate Demand Preferred Shares (“VRDP Shares”) and Variable Rate Muni Term Preferred Shares (“VMTP Shares”) (collectively, “Preferred Shares”) and/or leveraged its assets through the use of tender option bond trusts (“TOB Trusts”) as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Trust is permitted to issue debt up to 33 1/3% of its total managed assets or equity securities (e.g., Preferred Shares) up to 50% of its total managed assets. A Trust may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Trust may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by the Preferred Shares’ governing instruments or by agencies rating the Preferred Shares, which may be more stringent than those imposed by the 1940 Act.

If a Trust segregates or designates on its books and records cash or liquid assets having a value not less than the value of a Trust’s obligations under the TOB Trust (including accrued interest), a TOB Trust is not considered a senior security and is not subject to the foregoing limitations and requirements under the 1940 Act.

Derivative Financial Instruments

The Trusts may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Trusts’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Trust can realize on an investment and/or may result in lower distributions paid to shareholders. The Trusts’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	5

Trust Summary as of February 28, 2017	BlackRock Municipal Bond Trust

Trust Overview

BlackRock Municipal Bond Trust’s (BBK) (the “Trust”) investment objective is to provide current income exempt from regular U.S. federal income tax. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from regular U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). The Trust invests, under normal market conditions, at least 80% of its managed assets in municipal bonds that are investment grade quality or, if unrated, determined to be of comparable quality by the investment adviser at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on New York Stock Exchange (“NYSE”)	BBK
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 28, 2017 ($15.55)[1]	5.79%
Tax Equivalent Yield[2]	10.23%
Current Monthly Distribution per Common Share[3]	$0.0750
Current Annualized Distribution per Common Share[3]	$0.9000
Economic Leverage as of February 28, 2017[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]

The monthly distribution per Common Share, declared on March 1, 2017, was decreased to $0.0635 per share. The yield on closing market price, current monthly distribution per Common Share and current annualized distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.

[4]

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 28, 2017 were as follows:

	Returns Based On
	Market Price	NAV
BBK[1,2]	(10.01)%	(7.82)%
Lipper General & Insured Municipal Debt Funds (Leveraged)[3] . . . . . .	(6.50)%	(5.12)%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust moved from a premium to NAV to a discount during the period, which accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Trust’s absolute performance based on NAV:

•

Municipal bonds lost ground in the six-month reporting period. Municipal bonds initially traded lower through September and October due to a pick-up in new tax-exempt issuance and rising yields in the U.S. Treasury market. (Prices and yields move in opposite directions.) The downturn accelerated in November once Donald Trump’s election victory caused investors to adjust their expectations in favor of stronger growth and tighter Fed policy. While the municipal market subsequently retraced some of its losses in the second half of the period, the modest rally was insufficient to make up for the earlier downturn.

•

In this environment, the Trust’s positions in longer-dated and longer-duration bonds were the largest detractors from performance. (Duration is a measure of interest rate sensitivity.) Exposure to lower-coupon and zero-coupon bonds, which experienced greater price deterioration than the market as a whole, also detracted from returns. Conversely, positions in pre-refunded issues benefited performance as their low duration and higher quality enabled them to hold up better than longer-duration bonds.

•

Positions in the transportation, education and utilities sectors, which were among the weaker performing sectors for the period, negatively impacted performance. The Trust’s exposure to school district bonds, which were adversely affected by their longer duration, was an additional detractor.

•	The Trust sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose as prices fell, this aspect of the Trust’s positioning had a positive effect on returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

BlackRock Municipal Bond Trust

Market Price and Net Asset Value Per Share Summary

	2/28/17	8/31/16	Change	High	Low
Market Price	$15.55	$18.22	(14.65)%	$18.55	$14.78
Net Asset Value	$15.64	$17.89	(12.58)%	$17.89	$15.30

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation	2/28/17	8/31/16
Health	23%	24%
County/City/Special District/School District	19	17
Transportation	15	15
Education	14	14
Utilities	12	13
State	8	9
Corporate	5	5
Tobacco	3	2
Housing	1	1

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2017	4%
2018	6
2019	4
2020	7
2021	11

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

Credit Quality Allocation[1]	2/28/17	8/31/16
AAA/Aaa	4%	4%
AA/Aa	31	47
A	26	27
BBB/Baa	13	11
BB/Ba	6	5
B	1	1
N/R2	19	5

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P’s or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of February 28, 2017 and August 31, 2016, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% and 3%, respectively, of the Trust’s total investments.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	7

Trust Summary as of February 28, 2017	BlackRock Municipal Income Investment Quality Trust

Trust Overview

BlackRock Municipal Income Investment Quality Trust’s (BAF) (the “Trust”) investment objective is to provide current income exempt from U.S. federal income tax, including the alternative minimum tax and Florida intangible property tax. The Trust seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its managed assets in municipal bonds exempt from U.S. federal income taxes, including the alternative minimum tax. The Trust also invests at least 80% of its managed assets in municipal bonds that are investment grade quality at the time of investment or, if unrated, determined to be of comparable quality by the investment adviser at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives. Due to the repeal of the Florida intangible personal property tax, in September 2008, the Board gave approval to permit the Trust the flexibility to invest in municipal obligations regardless of geographic location since municipal obligations issued by any state or municipality that provides income exempt from regular U.S. federal income tax would now satisfy the foregoing objective and policy.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE	BAF
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of February 28, 2017 ($14.50)[1]	5.67%
Tax Equivalent Yield[2]	10.02%
Current Monthly Distribution per Common Share[3]	$0.0685
Current Annualized Distribution per Common Share[3]	$0.8220
Economic Leverage as of February 28, 2017[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 28, 2017 were as follows:

	Returns Based On
	Market Price	NAV
BAF[1,2]	(5.56)%	(4.36)%
Lipper General & Insured Municipal Debt Funds (Leveraged)[3]. . . . . .	(6.50)%	(5.12)%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust’s discount to NAV widened during the period, which accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Trust’s absolute performance based on NAV:

•

Municipal bonds lost ground in the six-month reporting period. Municipal bonds initially traded lower through September and October due to a pick-up in new tax-exempt issuance and rising yields in the U.S. Treasury market. (Prices and yields move in opposite directions.) The downturn accelerated in November once Donald Trump’s election victory caused investors to adjust their expectations in favor of stronger growth and tighter Fed policy. While the municipal market subsequently retraced some of its losses in the second half of the period, the modest rally was insufficient to make up for the earlier downturn.

•	The Trust continued to employ leverage, which helped augment income. However, since leverage also amplifies the effect of market movements, it was a net detractor from overall performance.

•

Positions in longer-dated maturities, which have higher interest rate sensitivity, generally experienced the largest price declines. The Trust’s exposure to 4% coupon bonds also detracted, as lower coupons typically underperform in a rising rate environment. Positions in high-quality, short-duration bonds such as pre-refunded securities performed relatively well compared to longer-duration positions. (Duration is a measure of interest rate sensitivity.)

•	From a sector allocation perspective, the Trust’s exposure to the transportation and utilities sectors were the largest detractors.

•	The Trust sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose as prices fell, this aspect of the Trust’s positioning had a positive effect on returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

BlackRock Municipal Income Investment Quality Trust

Market Price and Net Asset Value Per Share Summary

	2/28/17	8/31/16	Change	High	Low
Market Price	$14.50	$15.79	(8.17)%	$16.30	$13.68
Net Asset Value	$15.40	$16.56	(7.00)%	$16.56	$15.07

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation	2/28/17	8/31/16
Transportation	31%	28%
County/City/Special District/School District	29	27
Utilities	14	17
Health	13	14
State	5	6
Education	5	5
Tobacco	1	1
Corporate	1	1
Housing	1	1

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Call/Maturity Schedule[2]
Calendar Year Ended December 31,
2017	—
2018	13%
2019	18
2020	3
2021	29

[2]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

Credit Quality Allocation[1]	2/28/17	8/31/16
AAA/Aaa	3%	3%
AA/Aa	72	74
A	19	19
BBB/Baa	5	4
N/R	1	—

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P’s or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	9

Trust Summary as of February 28, 2017	BlackRock Municipal Income Quality Trust

Trust Overview

BlackRock Municipal Income Quality Trust’s (BYM) (the “Trust”) investment objective is to provide current income exempt from U.S. federal income taxes, including the alternative minimum tax. The Trust seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its managed assets in municipal bonds exempt from U.S. federal income taxes, including the U.S. federal alternative minimum tax. The Trust also invests at least 80% of its managed assets in municipal bonds that are investment grade quality at the time of investment or, if unrated, determined to be of comparable quality by the investment adviser at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE	BYM
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of February 28, 2017 ($14.04)[1]	5.64%
Tax Equivalent Yield[2]	9.96%
Current Monthly Distribution per Common Share[3]	$0.0660
Current Annualized Distribution per Common Share[3]	$0.7920
Economic Leverage as of February 28, 2017[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 28, 2017 were as follows:

	Returns Based On
	Market Price	NAV
BYM[1,2]	(7.19)%	(5.44)%
Lipper General & Insured Municipal Debt Funds (Leveraged)[3]	(6.50)%	(5.12)%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust’s discount to NAV widened during the period, which accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Trust’s absolute performance based on NAV:

•

Municipal bonds lost ground in the six-month reporting period. Municipal bonds initially traded lower through September and October due to a pick-up in new tax-exempt issuance and rising yields in the U.S. Treasury market. (Prices and yields move in opposite directions.) The downturn accelerated in November once Donald Trump’s election victory caused investors to adjust their expectations in favor of stronger growth and tighter Fed policy. While the municipal market subsequently retraced some of its losses in the second half of the period, the modest rally was insufficient to make up for the earlier downturn.

•

Positions in longer-dated maturities, which have higher interest rate sensitivity, generally experienced the largest price declines. Conversely, the Trust’s positions in high-quality, short-dated issues performed relatively well and helped mitigate the impact of the market downturn. The Trust’s holdings in zero-coupon bonds also detracted, as their longer durations accentuated negative price performance in a rising rate environment. (Duration is a measure of interest-rate sensitivity.)

•	The Trust continued to employ leverage, which helped augment income. However, since leverage also amplifies the effect of market movements, it was a net detractor from overall performance.

•

Holdings in tax-backed (state) issues underperformed. The health care sector also lagged, reflecting the increased uncertainty surrounding the future of the Affordable Care Act following the November 2016 election.

•	The Trust sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose as prices fell, this aspect of the Trust’s positioning had a positive effect on returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

BlackRock Municipal Income Quality Trust

Market Price and Net Asset Value Per Share Summary

	2/28/17	8/31/16	Change	High	Low
Market Price	$14.04	$15.55	(9.71)%	$15.79	$13.50
Net Asset Value	$14.92	$16.22	(8.01)%	$16.22	$14.64

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation	2/28/17	8/31/16
Transportation	30%	28%
County/City/Special District/School District	23	25
Utilities	12	12
Health	11	11
Education	9	7
State	9	11
Tobacco	3	3
Corporate	2	2
Housing	1	1

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Call/Maturity Schedule[2]
Calendar Year Ended December 31,
2017	8%
2018	15
2019	8
2020	8
2021	8

[2]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

Credit Quality Allocation[1]	2/28/17	8/31/16
AAA/Aaa	13%	14%
AA/Aa	55	54
A	25	24
BBB/Baa	6	7
N/R	1	1

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P’s or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	11

Trust Summary as of February 28, 2017	BlackRock Municipal Income Trust II

Trust Overview

BlackRock Municipal Income Trust II’s (BLE) (the “Trust”) investment objective is to provide current income exempt from regular U.S. federal income tax. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). The Trust invests, under normal market conditions, at least 80% of its managed assets in municipal bonds that are investment grade quality at the time of investment or, if unrated, determined to be of comparable quality by the investment adviser at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE MKT	BLE
Initial Offering Date	July 30, 2002
Yield on Closing Market Price as of February 28, 2017 ($14.86)[1]	5.94%
Tax Equivalent Yield[2]	10.49%
Current Monthly Distribution per Common Share[3]	$0.0735
Current Annualized Distribution per Common Share[3]	$0.8820
Economic Leverage as of February 28, 2017[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 28, 2017 were as follows:

	Returns Based On
	Market Price	NAV
BLE[1,2]	(6.32)%	(4.72)%
Lipper General & Insured Municipal Debt Funds (Leveraged)[3]	(6.50)%	(5.12)%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust moved from a premium to NAV to a discount during the period, which accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Trust’s absolute performance based on NAV:

•

Municipal bonds lost ground in the six-month reporting period. Municipal bonds initially traded lower through September and October due to a pick-up in new tax-exempt issuance and rising yields in the U.S. Treasury market. (Prices and yields move in opposite directions.) The downturn accelerated in November once Donald Trump’s election victory caused investors to adjust their expectations in favor of stronger growth and tighter Fed policy. While the municipal market subsequently retraced some of its losses in the second half of the period, the modest rally was insufficient to make up for the earlier downturn.

•	The Trust continued to employ leverage, which helped augment income. However, since leverage also amplifies the effect of market movements, it was a net detractor from overall performance.

•

Positions in longer-dated, lower-rated investment-grade bonds in the transportation, utilities and health care sectors generally experienced the largest declines. Conversely, holdings in higher-quality, short-dated issues produced better relative performance and helped mitigate the impact of the market downturn.

•	The Trust sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose as prices fell, this aspect of the Trust’s positioning had a positive effect on returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

12	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

BlackRock Municipal Income Trust II

Market Price and Net Asset Value Per Share Summary

	2/28/17	8/31/16	Change	High	Low
Market Price	$14.86	$16.34	(9.06)%	$16.38	$13.87
Net Asset Value	$14.91	$16.12	(7.51)%	$16.12	$14.59

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation	2/28/17	8/31/16
Transportation	23%	22%
Utilities	16	17
County/City/Special District/School District	14	13
Health	12	12
State	10	11
Education	10	10
Corporate	7	7
Tobacco	7	7
Housing	1	1

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2017	10%
2018	5
2019	17
2020	13
2021	15

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

Credit Quality Allocation[1]	2/28/17	8/31/16
AAA/Aaa	7%	7%
AA/Aa	42	43
A	19	20
BBB/Baa	18	17
BB/Ba	4	4
B	2	2
N/R2	8	7

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P’s or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of February 28, 2017 and August 31, 2016, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1% and 2%, respectively, of the Trust’s total investments.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	13

Trust Summary as of February 28, 2017	BlackRock MuniHoldings Investment Quality Fund

Trust Overview

BlackRock MuniHoldings Investment Quality Fund’s (MFL) (the “Trust”) investment objective is to provide shareholders with current income exempt from U.S. federal income tax and to provide shareholders with the opportunity to own shares the value of which is exempt from Florida intangible personal property tax. The Trust seeks to achieve its investment objective by investing primarily in long-term, investment grade (as rated or, if unrated, determined to be of comparable quality by the investment adviser at the time of investment) municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). Under normal market conditions, the Trust invests at least 80% of its assets in municipal obligations with remaining maturities of one year or more at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives. Due to the repeal of the Florida intangible personal property tax, in September 2008, the Board gave approval to permit the Trust the flexibility to invest in municipal obligations regardless of geographic location since municipal obligations issued by any state or municipality that provides income exempt from regular U.S. federal income tax would now satisfy the foregoing objective and policy.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE	MFL
Initial Offering Date	September 26, 1997
Yield on Closing Market Price as of February 28, 2017 ($14.48)[1]	5.93%
Tax Equivalent Yield[2]	10.48%
Current Monthly Distribution per Common Share[3]	$0.0715
Current Annualized Distribution per Common Share[3]	$0.8580
Economic Leverage as of February 28, 2017[4]	42%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 28, 2017 were as follows:

	Returns Based On
	Market Price	NAV
MFL[1,2]	(5.99)%	(4.95)%
Lipper General & Insured Municipal Debt Funds (Leveraged)[3]. . . . . .	(6.50)%	(5.12)%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust moved to a discount to NAV during the period, which accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Trust’s absolute performance based on NAV:

•

Municipal bonds lost ground in the six-month reporting period. Municipal bonds initially traded lower through September and October due to a pick-up in new tax-exempt issuance and rising yields in the U.S. Treasury market. (Prices and yields move in opposite directions.) The downturn accelerated in November once Donald Trump’s election victory caused investors to adjust their expectations in favor of stronger growth and tighter Fed policy. While the municipal market subsequently retraced some of its losses in the second half of the period, the modest rally was insufficient to make up for the earlier downturn.

•

Positions in longer-dated maturities detracted from performance due to their higher degree of interest rate sensitivity. Conversely, positions in shorter-dated issues held up better in the down market.

•

The Trust’s holdings in higher-rated securities (those rated AA and AAA), which were more affected by rising rates due to their lower yield spreads, detracted from returns. Lower-rated investment-grade bonds performed somewhat better, as high-yield products experienced stronger demand.

•	The Trust continued to employ leverage, which helped augment income. However, since leverage also amplifies the effect of market movements, it was a net detractor from overall performance.

•	The Trust sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose as prices fell, this aspect of the Trust’s positioning had a positive effect on returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

14	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

BlackRock MuniHoldings Investment Quality Fund

Market Price and Net Asset Value Per Share Summary

	2/28/17	8/31/16	Change	High	Low
Market Price	$14.48	$15.86	(8.70)%	$16.16	$13.52
Net Asset Value	$14.64	$15.86	(7.69)%	$15.86	$14.32

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation	2/28/17	8/31/16
Transportation	39%	37%
Health	16	12
Utilities	14	14
County/City/Special District/School District	12	12
State	12	14
Education	5	9
Tobacco	1	1
Housing	1	1
Corporate[1]	—	—

[1]	Represents less than 1% of total investments.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2017	1%
2018	10
2019	21
2020	4
2021	18
[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

Credit Quality Allocation[2]	2/28/17	8/31/16
AAA/Aaa	8%	6%
AA/Aa	62	65
A	28	25
BBB/Baa	2	4

[2]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P’s or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	15

Trust Summary as of February 28, 2017	BlackRock MuniVest Fund, Inc.

Trust Overview

BlackRock MuniVest Fund, Inc.’s (MVF) (the “Trust”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal income taxes as is consistent with its investment policies and prudent investment management. The Trust seeks to achieve its investment objective by investing at least 80% of an aggregate of the Trust’s net assets (including proceeds from the issuance of any preferred stock) and the proceeds of any borrowing for investment purposes, in municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). Under normal market conditions, the Trust primarily invests in long term municipal obligations rated investment grade at the time of investment (or, if unrated, are considered by the Trust’s investment adviser to be of comparable quality at the time of investment) and in long term municipal obligations with maturities of more than ten years at the time of investment. The Trust may invest up to 20% of its total assets in securities rated below investment grade or deemed equivalent at the time of purchase. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE MKT	MVF
Initial Offering Date	September 29, 1988
Yield on Closing Market Price as of February 28, 2017 ($10.00)[1]	5.94%
Tax Equivalent Yield[2]	10.49%
Current Monthly Distribution per Common Share[3]	$0.0495
Current Annualized Distribution per Common Share[3]	$0.5940
Economic Leverage as of February 28, 2017[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]

The monthly distribution per Common Share, declared on March 1, 2017, was decreased to $0.046 per share. The yield on closing market price, current monthly distribution per Common Share and current annualized distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.

[4]

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 28, 2017 were as follows:

	Returns Based On
	Market Price	NAV
MVF[1,2]	(4.28)%	(4.46)%
Lipper General & Insured Municipal Debt Funds (Leveraged)[3]	(6.50)%	(5.12)%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust’s premium to NAV widened during the period, which accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Trust’s absolute performance based on NAV:

•

Municipal bonds lost ground in the six-month reporting period. Municipal bonds initially traded lower through September and October due to a pick-up in new tax-exempt issuance and rising yields in the U.S. Treasury market. (Prices and yields move in opposite directions.) The downturn accelerated in November once Donald Trump’s election victory caused investors to adjust their expectations in favor of stronger growth and tighter Fed policy. While the municipal market subsequently retraced some of its losses in the second half of the period, the modest rally was insufficient to make up for the earlier downturn.

•

At the sector level, hospital and transportation issues represented the largest detractors from Trust performance due to their higher weightings in the portfolio. Lower-rated bonds also underperformed, as investors responded to market weakness by gravitating to higher-quality issues. Reinvestment was a further drag on results, since the proceeds of higher-yielding bonds that matured or were called needed to be reinvested at materially lower prevailing rates. Positions in zero-coupon bonds, which have longer durations relative to standard coupon bonds, also lagged.

•	The Trust continued to employ leverage, which helped augment income. However, since leverage also amplifies the effect of market movements, it was a net detractor from overall performance.

•

The Trust sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose as prices fell, this aspect of the Trust’s positioning had a positive effect on returns. Positions in pre-refunded issues also benefited performance as their low duration (interest rate sensitivity) enabled them to hold up better than longer-duration bonds at a time of rising yields.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

16	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

BlackRock MuniVest Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	2/28/17	8/31/16	Change	High	Low
Market Price	$10.00	$10.77	(7.15)%	$10.95	$9.51
Net Asset Value	$9.62	$10.38	(7.32)%	$10.38	$9.48

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation	2/28/17	8/31/16
Health	24%	26%
Transportation	23	24
County/City/Special District/School District	12	10
Education	10	10
Corporate	9	9
State	7	7
Utilities	6	6
Housing	4	4
Tobacco	5	4

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2017	11%
2018	14
2019	19
2020	15
2021	5

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

Credit Quality Allocation[1]	2/28/17	8/31/16
AAA/Aaa	9%	9%
AA/Aa	43	40
A	19	23
BBB/Baa	14	14
BB/Ba	4	3
B	1	2
N/R2	10	9

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P’s or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings

[2]

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of February 28, 2017 and August 31, 2016, the market value of unrated securities deemed by the investment adviser to be investment grade each represents 2% of the Trust’s total investments.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	17

Schedule of Investments February 28, 2017 (Unaudited)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 9.4%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 2/01/42	$2,200	$2,316,490
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, 5.00%, 7/01/45 (a)	460	455,837
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A:
3.25%, 1/01/37	1,805	1,701,194
4.00%, 1/01/38	1,250	1,259,063
County of Pinal Arizona Electric District No.3, Refunding RB:
4.75%, 7/01/21 (b)	680	775,928
4.75%, 7/01/31	3,070	3,354,435
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,500	1,696,590
5.00%, 12/01/37	2,065	2,347,926
University Medical Center Corp., RB, 6.50%, 7/01/19 (b)	500	561,865
University Medical Center Corp., Refunding RB, 6.00%, 7/01/21 (b)	900	1,072,107

		15,541,435
Arkansas — 3.4%
City of Benton Arkansas, RB, 4.00%, 6/01/39	905	922,105
City of Fort Smith Arkansas Water & Sewer Revenue, Refunding RB, 4.00%, 10/01/40	840	858,379
City of Hot Springs Arkansas, RB, Wastewater, 5.00%, 12/01/38	1,200	1,322,616
City of Little Rock Arkansas, RB, 4.00%, 7/01/41	2,025	2,061,045
County of Pulaski Arkansas Public Facilities Board, RB, 5.00%, 12/01/42	465	510,021

		5,674,166
California — 21.7%
California Health Facilities Financing Authority, RB, Sutter Health:
Series A, 3.25%, 11/15/36	420	393,700
Series B, 5.88%, 8/15/31	1,900	2,167,102
California Health Facilities Financing Authority, Refunding RB, Adventist Health System West, Series A, 3.00%, 3/01/39	710	586,609
California HFA, RB, Home Mortgage, Series G, AMT, 5.05%, 2/01/29	2,285	2,287,605
California Infrastructure & Economic Development Bank, Refunding RB, 4.00%, 11/01/45	1,550	1,565,330
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A, 5.25%, 12/01/56 (a)	225	236,428
Carlsbad California Unified School District, GO, Election of 2006, Series B, 0.00%, 5/01/34 (c)	1,000	1,060,480
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	2,000	2,267,320
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 0.00%, 8/01/34 (c)	1,650	1,608,932

Municipal Bonds	Par (000)	Value
California (continued)
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 8/01/38 (d)	$8,000	$3,032,080
Palomar Community College District, GO, CAB, Election of 2006, Series B:
0.00%, 8/01/30 (d)	1,500	922,800
0.00%, 8/01/33 (d)	4,000	1,595,800
0.00%, 8/01/39 (c)	2,605	2,227,431
San Diego Community College District, GO, CAB, Election of 2002, 0.00%, 8/01/33 (c)	2,800	3,141,488
State of California, GO, Refunding, Various Purposes:
5.00%, 2/01/38	3,000	3,351,030
4.00%, 10/01/44	1,080	1,102,680
State of California, GO, Various Purposes:
5.75%, 4/01/31	2,000	2,186,320
6.00%, 3/01/33	1,000	1,132,950
6.50%, 4/01/33	1,950	2,170,798
5.50%, 3/01/40	2,350	2,613,270

		35,650,153
Colorado — 0.7%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,070	1,142,610
Connecticut — 1.1%
Connecticut State Health & Educational Facility Authority, Refunding RB, Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/36	550	586,591
South Central Connecticut Regional Water Authority, Refunding RB, Thirty Second, Series B, 4.00%, 8/01/36	1,235	1,269,185

		1,855,776
Delaware — 2.8%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,200	1,289,856
Delaware Transportation Authority, RB:
5.00%, 6/01/45	2,000	2,234,720
5.00%, 6/01/55	950	1,032,203

		4,556,779
Florida — 3.8%
Capital Trust Agency Inc., RB, M/F Housing, The Gardens Apartment Project, Series A, 4.75%, 7/01/40	600	600,786
County of Miami-Dade Florida, RB, AMT, Seaport Department, Series B, 6.00%, 10/01/31	4,135	4,877,232
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center, 5.00%, 6/01/36	125	130,390
Stevens Plantation Community Development District, RB, Special Assessment, Series A, 7.10%, 5/01/35 (e)(f)	860	601,596

		6,210,004

Portfolio Abbreviations

AGC	Assured Guarantee Corp.	COP	Certificates of Participation	IDB	Industrial Development Board
AGM	Assured Guaranty Municipal Corp.	EDA	Economic Development Authority	ISD	Independent School District
AMBAC	American Municipal Bond Assurance Corp.	EDC	Economic Development Corp.	LRB	Lease Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	ERB	Education Revenue Bonds	M/F	Multi-Family
ARB	Airport Revenue Bonds	GARB	General Airport Revenue Bonds	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance Co.	GO	General Obligation Bonds	PILOT	Payment in Lieu of Taxes
BARB	Building Aid Revenue Bonds	HFA	Housing Finance Agency	PSF-GTD	Permanent School Fund Guaranteed
BHAC	Berkshire Hathaway Assurance Corp.	HRB	Housing Revenue Bonds	RB	Revenue Bonds
CAB	Capital Appreciation Bonds	IDA	Industrial Development Authority	S/F	Single-Family

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds	Par (000)	Value
Hawaii — 0.3%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose, Senior Living, Kahala Nui, 5.25%, 11/15/37	$400	$423,824
Idaho — 0.3%
Idaho Health Facilities Authority, RB, St. Lukes Health System Project, Series A, 5.00%, 3/01/39	500	536,610
Illinois — 4.1%
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 1/01/29	1,600	1,628,144
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	870	922,644
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	665	709,256
Illinois Finance Authority, Refunding RB:
OSF Healthcare System, 6.00%, 5/15/39	360	395,967
Roosevelt University Project, 6.50%, 4/01/44	1,000	1,043,140
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	1,150	1,306,848
State of Illinois, GO, 5.00%, 2/01/39	665	663,218

		6,669,217
Iowa — 0.3%
Iowa Higher Education Loan Authority, RB, Private College Facility, Grinnell College Project, 4.00%, 12/01/36	425	444,571
Kansas — 3.3%
County of Johnson Kansas Unified School District No. 512 Shawnee Mission, GO, Refunding, Series B, 3.00%, 10/01/37	1,210	1,076,380
County of Seward Kansas Unified School District No. 480 Liberal, GO, Refunding, 5.00%, 9/01/39	4,000	4,436,611

		5,512,991
Kentucky — 2.9%
County of Louisville & Jefferson Kentucky Metropolitan Government, Refunding RB, Norton Healthcare, Inc., 4.00%, 10/01/35	930	921,537
Kentucky Bond Development Corp., Refunding RB, Saint Elizabeth Medical Center, Inc., 4.00%, 5/01/35	550	559,713
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 1/01/40	1,830	1,916,120
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C (c):
0.00%, 7/01/34	500	415,510
0.00%, 7/01/39	830	675,354
0.00%, 7/01/43	270	220,123

		4,708,357
Louisiana — 1.6%
City of Alexandria Louisiana Utilities, RB, 5.00%, 5/01/39	860	940,040
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,050	1,198,334
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 5/01/31	400	441,144

		2,579,518

Municipal Bonds	Par (000)	Value
Maryland — 0.9%
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project:
5.13%, 7/01/36	$170	$168,915
5.25%, 7/01/44	170	168,113
County of Montgomery Maryland, RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,000	1,107,680

		1,444,708
Massachusetts — 3.8%
Massachusetts Development Finance Agency, RB:
Dana-Farber Cancer Institute Issue, Series N, 5.00%, 12/01/46	390	430,182
Emerson College Issue, Series A, 5.25%, 1/01/42	565	622,444
Emerson College Issue, Series A, 5.00%, 1/01/47	630	676,563
Massachusetts Development Finance Agency, Refunding RB:
Boston College Issue, Series T, 3.63%, 7/01/39	310	306,010
Boston College Issue, Series T, 4.00%, 7/01/42	1,790	1,824,923
Emmanuel College Issue, Series A, 4.00%, 10/01/46	865	805,315
International Charter School, 5.00%, 4/15/40	400	417,904
WGBH Educational Foundation Issue, 3.00%, 1/01/42	1,415	1,186,746

		6,270,087
Michigan — 2.4%
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 7/01/44	240	251,547
Michigan Finance Authority, Refunding RB, Henry Ford Health System, 4.00%, 11/15/46	1,540	1,492,999
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	2,100	2,144,877
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/38	40	43,056

		3,932,479
Minnesota — 4.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	3,890	4,197,232
City of St. Cloud Minnesota, Refunding RB, CentraCare Health System, Series A, 3.25%, 5/01/39	435	396,903
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding ARB, Sub Series D, AMT, 5.00%, 1/01/41	290	318,588
Minnesota Higher Education Facilities Authority, RB:
Augsburg College, Series B, 4.25%, 5/01/40	1,185	1,185,214
College of St. Benedict, Series 8-K, 5.00%, 3/01/37	660	718,885
College of St. Benedict, Series 8-K, 4.00%, 3/01/43	385	384,380
Minnesota Higher Education Facilities Authority, Refunding RB, University of St. Thomas, Series 8-L, 4.00%, 4/01/39	380	388,132

		7,589,334
Mississippi — 2.0%
County of Warren Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, 5.38%, 12/01/35	400	439,636
Mississippi Development Bank, RB, Special Obligation:
CAB, Hinds Community College District (AGM), 5.00%, 4/01/36	845	907,910
County of Jackson Limited Tax Note (AGC), 5.50%, 7/01/32	1,750	1,890,665

		3,238,211

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	19

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds	Par (000)	Value
Missouri — 3.2%
Missouri Development Finance Board, RB, Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	$900	$955,314
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University of Health Sciences, 5.25%, 10/01/31	500	556,130
A.T. Still University of Health Sciences, 4.25%, 10/01/32	320	334,010
A.T. Still University of Health Sciences, 5.00%, 10/01/39	500	548,420
Heartland Regional Medical Center, 4.13%, 2/15/43	300	306,480
University of Central Missouri, Series C-2, 5.00%, 10/01/34	1,000	1,105,550
Missouri State Health & Educational Facilities Authority, Refunding RB, Kansas City University of Medicine and Biosciences, Series A:
5.00%, 6/01/42	540	595,560
5.00%, 6/01/47	770	845,699

		5,247,163
Montana — 0.7%
County of Cascade Montana High School District A Great Falls, GO:
4.00%, 7/01/34	570	602,650
4.00%, 7/01/35	550	579,040

		1,181,690
Nebraska — 4.7%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	600	634,866
County of Douglas Nebraska Hospital Authority No. 3, Refunding RB, Health Facilities Nebraska Methodist Health System, 5.00%, 11/01/45	400	429,356
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Nebraska Medicine:
3.00%, 5/15/46	1,925	1,580,540
4.00%, 5/15/51	975	976,443
Gretna Public Schools, GO, Refunding, School Building, 3.00%, 12/15/39	920	782,718
Lincoln Airport Authority, Refunding RB, Series A, 4.00%, 7/01/40	520	530,338
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 1/01/32	250	277,002
4.00%, 1/01/44	400	404,196
Public Power Generation Agency, Refunding RB:
3.13%, 1/01/35	1,155	1,020,027
3.25%, 1/01/36	1,295	1,151,514

		7,787,000
Nevada — 1.3%
City of Las Vegas Nevada, RB, Special Assessment, No. 809 Summerlin Area, 5.65%, 6/01/23	1,050	1,024,285
County of Clark Nevada, Refunding ARB, Department of Aviation, Subordinate Lien, Series A-2, 4.25%, 7/01/36	1,000	1,036,990

		2,061,275
New Hampshire — 0.2%
New Hampshire Health and Education Facilities Authority Act, Refunding RB, Southern New Hampshire Medical Center, 3.50%, 10/01/34	285	270,927
New Jersey — 12.3%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 7/01/46	850	855,244

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (e)(f)	$915	$35,767
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, Series B, 5.63%, 11/15/30	660	717,182
Goethals Bridge Replacement Project (AGM), 5.13%, 7/01/42	200	217,392
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,500	8,663,175
New Jersey Educational Facilities Authority, Refunding RB, College of New Jersey, 3.50%, 7/01/31	900	891,549
New Jersey Health Care Facilities Financing Authority, Refunding RB, Series A:
RWJ Barnabas Health Obligated Group, 4.00%, 7/01/43	1,945	1,947,937
St. Barnabas Health Care System, 4.63%, 7/01/21 (b)	510	578,116
St. Barnabas Health Care System, 5.63%, 7/01/21 (b)	1,700	1,998,350
St. Barnabas Health Care System, 5.00%, 7/01/25	500	558,420
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA, 6.50%, 10/01/38	45	46,376
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 1/01/45	1,860	2,065,958
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35 (d)	1,000	372,030
Transportation Program, Series AA, 5.00%, 6/15/45	900	899,937
Transportation Program, Series AA, 5.00%, 6/15/46	400	399,360

		20,246,793
New Mexico — 1.1%
New Mexico Finance Authority, RB, Senior Lien Public Project Revolving Fund ,Series A (g):
3.25%, 6/01/33	545	534,214
3.25%, 6/01/34	840	817,463
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 8/01/44	450	498,524

		1,850,201
New York — 7.5%
City of New York New York, GO, Fiscal 2014, Sub-Series A-1, 5.00%, 8/01/35	940	1,052,010
City of New York New York Industrial Development Agency, RB, PILOT, Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	925	927,072
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, Series A, 4.75%, 6/15/30	2,435	2,460,787
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	900	934,668
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, 4.00%, 6/01/51	500	459,620
County of Nassau New York, GO, Series A, 5.00%, 1/15/30	750	875,962
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	1,160	1,115,294
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	850	915,118

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Water & Sewer System, Refunding RB, Series A, 4.75%, 6/15/17 (b)(g)	$565	$571,944
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	800	871,056
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	405	439,636
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT, 5.00%, 8/01/31	1,295	1,348,069
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	400	402,556

		12,373,792
North Carolina — 0.3%
City of Raleigh North Carolina Combined Enterprise System Revenue, Refunding RB, Series B, 3.00%, 3/01/37	550	512,903
North Dakota — 0.5%
City of Fargo North Dakota, GO, Series D, 4.00%, 5/01/37	225	231,156
County of Burleigh North Dakota, Refunding RB, St. Alexius Medical Center Project, Series A, 5.00%, 7/01/21 (b)	480	550,349

		781,505
Ohio — 1.2%
City of Dayton Ohio Airport Revenue, Refunding ARB, James M Cox Dayton International Airport, AMT, 4.00%, 12/01/32	2,000	2,030,260
Oklahoma — 3.0%
Norman Oklahoma Regional Hospital Authority, Refunding RB, 4.00%, 9/01/37	1,855	1,847,283
Oklahoma City Public Property Authority, Refunding RB, 5.00%, 10/01/39	720	791,107
Oklahoma Development Finance Authority, RB, State System of Higher Education Master Real Property, Series F, 4.00%, 6/01/36	670	686,663
Oklahoma Municipal Power Authority, RB, Power Supply System, Series A, 4.00%, 1/01/38	620	629,344
Oklahoma Water Resources Board, RB, Clean Water Program, 4.00%, 4/01/40	990	1,027,422

		4,981,819
Oregon — 3.6%
County of Lane Oregon School District No. 19 Springfield, GO, CAB, Series B, 0.00%, 6/15/40 (d)	1,000	384,660
Klamath Falls Intercommunity Hospital Authority, Refunding RB, Sky Lakes Medical Center Project:
3.00%, 9/01/35	705	619,342
3.00%, 9/01/41	350	292,744
Oregon Health & Science University, RB, Series A, 4.00%, 7/01/37	675	694,001
Oregon Health & Science University, Refunding RB, Series B, 4.00%, 7/01/46	575	579,439
State of Oregon Facilities Authority, Refunding RB, Legacy Health Project, Series A, 4.00%, 6/01/41	1,630	1,648,810
State of Oregon State Facilities Authority, Refunding RB, University of Portland Project, Series A, 5.00%, 4/01/45	1,475	1,634,079

		5,853,075
Pennsylvania — 4.5%
County of Allegheny Pennsylvania IDA, Refunding RB, U.S. Steel Corp. Project, 6.55%, 12/01/27	1,695	1,638,031

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Delaware River Port Authority, RB:
4.50%, 1/01/32	$1,500	$1,622,745
Series D (AGM), 5.00%, 1/01/40	2,600	2,828,670
Pottsville Hospital Authority, Refunding RB, Lehigh Valley Health Network, Series B, 5.00%, 7/01/45	1,250	1,351,863

		7,441,309
Puerto Rico — 0.9%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 5/15/39	940	943,572
5.63%, 5/15/43	515	515,669

		1,459,241
Rhode Island — 4.7%
Rhode Island Commerce Corp., RB, Airport Corporation:
5.00%, 7/01/41	270	296,600
5.00%, 7/01/46	335	366,624
Rhode Island Health & Educational Building Corp., Refunding RB, University of Rhode Island, Series B, 4.00%, 9/15/34	660	679,543
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	1,540	1,721,058
State of Rhode Island, COP, School for the Deaf Project, Series C (AGC), 5.38%, 4/01/28	900	963,540
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/40	1,000	1,043,920
Series B, 4.50%, 6/01/45	2,730	2,628,389

		7,699,674
South Dakota — 1.0%
Dakota Valley School District No. 61-8, GO, Refunding, 3.00%, 7/15/39	1,920	1,662,490
Tennessee — 4.2%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/40	1,950	2,023,262
County of Chattanooga-Hamilton Tennessee Hospital Authority, Refunding RB, 5.00%, 10/01/44	875	914,856
County of Knox Tennessee Health Educational & Housing Facility Board, RB, University Health System, Inc., 4.00%, 9/01/40	2,040	2,006,381
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A, 5.38%, 11/01/28	275	302,324
Johnson City Health & Educational Facilities Board, RB, Mountain States Health, Series A, 5.00%, 8/15/42	800	846,144
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	675	744,302
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A, 5.00%, 10/01/45	135	146,221

		6,983,490
Texas — 8.6%
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 0.00%, 11/15/41 (d)	11,690	3,313,647
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	1,500	1,639,815
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/38 (d)	10,760	4,249,770

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	21

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds	Par (000)	Value
Texas (continued)
Leander ISD, CAB, Series D, 0.00%, 8/15/35 (d)	$4,000	$1,870,440
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	760	855,707
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 6/30/40	2,000	2,283,460

		14,212,839
Utah — 0.2%
Utah State Charter School Finance Authority, Refunding RB, Mountainville Academy, 4.00%, 4/15/42	400	400,724
Vermont — 1.0%
University of Vermont & State Agricultural College, Refunding RB, 4.00%, 10/01/37	800	815,736
Vermont Student Assistance Corp., RB, Series A, 4.13%, 6/15/30	875	894,136

		1,709,872
Virginia — 0.8%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A, 5.38%, 3/01/36	490	471,478
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	725	812,384

		1,283,862
West Virginia — 0.6%
County of Berkeley West Virginia Public Service Sewer District, Refunding RB, (BAM):
5.00%, 6/01/36	385	424,863
3.38%, 6/01/46	580	520,086

		944,949
Wisconsin — 2.0%
Public Finance Authority, Refunding RB, National Gypsum Co., AMT, 4.00%, 8/01/35	280	261,884
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Medical College of Wisconsin, Inc., 4.00%, 12/01/46	600	602,364
The Monroe Clinic, Inc., 3.00%, 2/15/35	1,055	925,678
The Monroe Clinic, Inc., 4.00%, 2/15/38	770	768,907
WPPI Energy Power Supply Systems, Refunding RB, Series A, 5.00%, 7/01/37	665	735,651

		3,294,484
Total Municipal Bonds — 137.5%		226,252,167

Municipal Bonds Transferred to Tender Option Bond Trusts (h)
Colorado — 2.4%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (AGM), 5.00%, 5/01/18 (b)	3,750	3,932,888
Connecticut — 1.7%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	2,611	2,866,404
Georgia — 2.7%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/43	4,003	4,511,365

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
New Jersey — 0.9%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (i)	$1,400	$1,423,875
New York — 13.1%
City of New York New York, GO, Fiscal 2015, Series B, 4.00%, 8/01/32	3,990	4,240,093
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 6/15/18 (b)	104	109,801
5.75%, 6/15/40	346	367,223
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2013, Series CC, 5.00%, 6/15/47	6,000	6,633,391
Series FF-2, 5.50%, 6/15/40	405	442,673
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (i)	2,500	2,840,843
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,505	2,832,567
State of New York Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/18 (b)	2,199	2,320,549
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	1,560	1,773,829

		21,560,969
Ohio — 2.1%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 4/28/18 (b)	1,260	1,320,581
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,000	2,060,740

		3,381,321
Texas — 1.1%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	1,580	1,762,142
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 24.0%		39,438,964
Total Long-Term Investments (Cost — $253,567,656) — 161.5%		265,691,131

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (j)(k)	187,622	187,660
Total Short-Term Securities (Cost — $187,641) — 0.1%		187,660
Total Investments (Cost — $253,755,297) — 161.6%		265,878,791
Other Assets Less Liabilities — 0.6%		999,078
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.6)%		(22,442,176)
VMTP Shares at Liquidation Value — (48.6)%		(79,900,000)

Net Assets Applicable to Common Shares — 100.0%		$164,535,693

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Zero-coupon bond.

(e)	Non-income producing security.

(f)	Issuer filed for bankruptcy and/or is in default.

(g)	When-issued security.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(i)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between February 15, 2019 to June 15, 2019, is $2,411,645. See Note 4 of the Notes to Financial Statements for details.

(j)	During the six months ended February 28, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at February 28, 2017	Value at February 28, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,139,553	(1,951,931)	187,622	$187,660	$6,585	$966	$19
[1] Includes net capital gain distributions.

(k)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(25)	5-Year U.S. Treasury Note	June 2017	$2,942,578	$3,047
(88)	10-Year U.S. Treasury Note	June 2017	$10,962,875	4,911
(103)	Long U.S. Treasury Bond	June 2017	$15,620,594	(68,963)
(19)	Ultra U.S. Treasury Bond	June 2017	$3,073,844	(20,298)
Total				$(81,303)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$7,958	—	$7,958
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$89,261	—	$89,261

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 28, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$1,024,535	—	$1,024,535
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$(95,168)	—	$(95,168)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	23

Schedule of Investments (concluded)	BlackRock Municipal Bond Trust (BBK)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$241,875	[1]
Average notional value of contracts — short	$19,797,797
[1] Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter end.

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$265,691,131	—	$265,691,131
Short-Term Securities	$187,660	—	—	187,660

Total	$187,660	$265,691,131	—	$265,878,791

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$7,958	—	—	$7,958
Liabilities:
Interest rate contracts	(89,261)	—	—	(89,261)

Total	$(81,303)	—	—	$(81,303)

[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(22,403,733)	—	$(22,403,733)
VMTP Shares at Liquidation Value	—	(79,900,000)	—	(79,900,000)

Total	—	$(102,303,733)	—	$(102,303,733)

During the six months ended February 28, 2017, there were no transfers between levels.

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments February 28, 2017 (Unaudited)	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.9%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC) (a):
6.00%, 6/01/19	$1,000	$1,109,060
6.13%, 6/01/19	1,000	1,111,840
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	335	371,870

		2,592,770
California — 14.8%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18 (a)	2,005	2,145,149
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,120	1,274,437
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,175	1,241,047
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/18 (a)	1,400	1,487,234
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	1,025	1,207,409
Los Angeles Municipal Improvement Corp., Refunding LRB, Real Property, Series B (AGC), 5.50%, 4/01/19 (a)	3,210	3,511,066
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/21 (a)	1,000	1,177,500
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B (AGC), 5.38%, 8/01/19 (a)	1,125	1,242,281
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	1,000	1,187,470
5.50%, 11/01/31	1,500	1,775,115
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	505	591,244
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	380	445,288
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	2,355	2,705,047

		19,990,287
Colorado — 3.9%
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	3,250	3,734,965
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/19 (a)	1,425	1,578,302

		5,313,267
Florida — 9.4%
City of Jacksonville Florida, RB, Series A, 5.25%, 10/01/31	4,525	5,110,264
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	205	235,301
County of Miami-Dade Florida, RB, Seaport Department, Series A, 6.00%, 10/01/38	4,215	5,024,406
Orange County Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 8/01/41	1,305	1,378,237
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	745	858,784

		12,606,992
Georgia — 2.2%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 1/01/30	2,500	2,913,300

Municipal Bonds	Par (000)	Value
Illinois — 20.8%
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, 3rd Lien, Series C (AGC), 5.25%, 1/01/30	$1,000	$1,087,580
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 1/01/39	825	928,406
Series C, 6.50%, 1/01/21 (a)	3,740	4,464,849
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18 (a)	1,300	1,414,257
Sales Tax Receipts, 5.25%, 12/01/36	3,185	3,404,128
Sales Tax Receipts, 5.25%, 12/01/40	3,000	3,199,650
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 6/01/28	3,000	3,145,680
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 1/01/42	1,480	1,556,457
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	855	918,715
5.25%, 12/01/43	1,430	1,511,424
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	1,885	2,140,681
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	915	1,033,008
6.00%, 6/01/28	260	295,461
State of Illinois, GO:
5.25%, 2/01/31	610	627,074
5.25%, 2/01/32	1,000	1,023,250
5.50%, 7/01/33	1,000	1,042,810
5.50%, 7/01/38	270	280,808

		28,074,238
Indiana — 1.9%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.50%, 1/01/19 (a)	470	508,672
5.50%, 1/01/38	1,945	2,077,668

		2,586,340
Kentucky — 0.7%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93, (AGC):
5.25%, 2/01/19 (a)	800	863,960
5.25%, 2/01/27	100	107,124

		971,084
Louisiana — 1.0%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring (AGC):
Series A-1, 6.00%, 1/01/23	375	405,746
Series A-2, 6.00%, 1/01/23	150	162,012
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	790	834,833

		1,402,591
Massachusetts — 1.0%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 1/01/47	695	746,367
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A, 5.00%, 10/01/35	500	533,330

		1,279,697

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	25

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

Municipal Bonds	Par (000)	Value
Michigan — 2.4%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM):
6.25%, 7/01/19 (a)	$1,695	$1,895,383
6.25%, 7/01/36	5	5,397
Royal Oak Michigan Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	1,205	1,336,092

		3,236,872
Minnesota — 3.0%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	565	618,019
6.50%, 11/15/38	3,115	3,361,023

		3,979,042
Mississippi — 1.8%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,000	1,274,670
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	1,000	1,141,240

		2,415,910
Nevada — 5.8%
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	5,410	5,636,625
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 7/01/19 (a)	2,000	2,193,280

		7,829,905
New Jersey — 5.0%
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	1,300	1,402,310
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,540	1,594,716
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AGC), 5.50%, 12/15/38	2,000	2,108,500
Series AA, 5.50%, 6/15/39	1,620	1,685,335

		6,790,861
New York — 4.5%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/29	2,465	2,654,509
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/38	1,565	1,776,166
Series A-1, 5.25%, 11/15/39	1,000	1,136,510
Westchester Tobacco Asset Securitization, Refunding RB, Sub-Series C, 4.00%, 6/01/42	435	432,581

		5,999,766
Ohio — 0.4%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	470	537,553
Oregon — 0.2%
Clackamas County School District No 12 North Clackamas, GO, Series A, 0.00%, 6/15/38 (b)(c)	510	200,955
Pennsylvania — 2.6%
Pennsylvania Turnpike Commission, RB, Series C, 5.00%, 12/01/43	1,720	1,901,236
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	1,500	1,656,945

		3,558,181

Municipal Bonds	Par (000)	Value
South Carolina — 1.6%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	$1,525	$1,750,502
State of South Carolina Public Service Authority, Refunding RB, Series C, 5.00%, 12/01/46	375	407,355

		2,157,857
Texas — 13.2%
Austin Community College District Public Facility Corp., RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/18 (a)	1,000	1,062,130
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	980	1,110,771
City of Frisco Texas ISD, GO, School Building (AGC), 5.50%, 8/15/41	3,365	3,673,806
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
5.38%, 5/15/19 (a)	945	1,034,208
6.00%, 5/15/19 (a)	2,465	2,731,319
6.00%, 5/15/19 (a)	2,100	2,326,884
6.00%, 11/15/35	135	149,187
6.00%, 11/15/36	115	127,085
5.38%, 11/15/38	55	59,339
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 1/01/19 (a)	205	225,164
6.50%, 7/01/37	795	854,689
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	1,000	1,148,660
North Texas Tollway Authority, Refunding RB, 1st Tier:
(AGM), 6.00%, 1/01/43	1,000	1,141,990
Series K-1 (AGC), 5.75%, 1/01/19 (a)	1,500	1,628,805
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	440	495,409

		17,769,446
Virginia — 1.1%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	370	408,721
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	1,000	1,097,480

		1,506,201
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	1,025	1,145,294
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	795	894,049

		2,039,343
Wisconsin — 0.9%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46	1,170	1,174,428
Total Municipal Bonds — 101.6%		136,926,886

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
Alabama — 0.8%
Auburn University, Refunding RB, Series A, 4.00%, 6/01/41	1,000	1,028,040

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
California — 11.3%
Sacramento Area Flood Control Agency, Refunding RB, Consolidated Capital Assessment District No.2, 5.00%, 10/01/43	$2,775	$3,152,761
San Marcos Unified School District, GO, Election of 2010, Series A, 5.25%, 8/01/31	10,680	12,088,371

		15,241,132
Connecticut — 1.1%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,306	1,433,202
District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(e)	759	820,592
Illinois — 7.5%
State of Illinois Toll Highway Authority, RB, Senior:
Priority, Series A, 5.00%, 1/01/40	825	908,949
Priority, Series B, 5.50%, 1/01/18 (a)	2,999	3,117,975
Priority, Series C, 5.00%, 1/01/38	2,252	2,472,321
Series B, 5.00%, 1/01/40	3,329	3,684,186

		10,183,431
Michigan — 2.2%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	2,650	2,920,962
Nevada — 5.0%
County of Clark Nevada Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/18 (a)	2,000	2,137,360
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	4,100	4,610,942

		6,748,302
New Jersey — 6.5%
New Jersey EDA, RB, School Facilities Construction (AGC) (a):
6.00%, 12/15/18	986	1,075,599
6.00%, 12/15/18	14	15,221
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (e)	6,020	6,693,036
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (e)	1,000	1,017,053

		8,800,909
New York — 14.3%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series BB, 5.25%, 6/15/44	4,993	5,664,030
Series FF, 5.00%, 6/15/45	3,019	3,339,099
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	900	961,495
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (e)	1,000	1,136,337

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	$2,540	$2,887,041
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,955	3,341,412
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (e)	1,740	1,985,861

		19,315,275
North Carolina — 2.0%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,400	2,693,448
Pennsylvania — 2.0%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 8/15/38	1,349	1,491,695
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,094	1,250,543

		2,742,238
Texas — 5.6%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	4,456	4,894,337
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	2,310	2,636,519

		7,530,856
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,005	1,065,125
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 59.7%		80,523,512
Total Long-Term Investments (Cost — $202,949,710) — 161.3%		217,450,398

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (f)(g)	222,765	222,810
Total Short-Term Securities (Cost — $222,788) — 0.2%		222,810
Total Investments (Cost — $203,172,498) — 161.5%		217,673,208
Other Assets Less Liabilities — 3.1%		4,147,863
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (32.2)%		(43,361,634)
Loan for TOB Trust Certificates — (1.1)%		(1,499,475)
VMTP Shares at Liquidation Value — (31.3)%		(42,200,000)

Net Assets Applicable to Common Shares — 100.0%		$134,759,962

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Zero-coupon bond.

(c)	When-issued security.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	27

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between May 7, 2018 to July 1, 2020, is $7,481,044. See Note 4 of the Notes to Financial Statements for details.

(f)	During the six months ended February 28, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at February 28, 2017	Value at February 28, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	704,474	(481,709)	222,765	$222,810	$1,039	$157	$22

(g)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(46)	5-Year U.S. Treasury Note	June 2017	$5,414,344	$6,839
(71)	10-Year U.S. Treasury Note	June 2017	$8,845,047	4,121
(45)	Long U.S. Treasury Bond	June 2017	$6,824,531	(31,109)
(7)	Ultra U.S. Treasury Bond	June 2017	$1,132,469	(7,435)
Total				$(27,584)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$10,960	—	$10,960
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$38,544	—	$38,544

[1] Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 28, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$515,440	—	$515,440
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$(40,489)	—	$(40,489)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$13,195,563

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (concluded)	BlackRock Municipal Income Investment Quality Trust (BAF)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$217,450,398	—	$217,450,398
Short-Term Securities	$222,810	—	—	222,810

Total	$222,810	$217,450,398	—	$217,673,208

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$10,960	—	—	$10,960
Liabilities:
Interest rate contracts	(38,544)	—	—	(38,544)

Total	$(27,584)	—	—	$(27,584)

[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(43,297,138)	—	$(43,297,138)
Loan for TOB Trust Certificates	—	(1,499,475)	—	(1,499,475)
VMTP Shares at Liquidation Value	—	(42,200,000)	—	(42,200,000)

Total	—	$(86,996,613)	—	$(86,996,613)

During the six months ended February 28, 2017, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	29

Schedule of Investments February 28, 2017 (Unaudited)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 4.2%
City of Birmingham Alabama Airport Authority, ARB (AGM), 5.50%, 7/01/40	$5,800	$6,409,290
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/19 (a)	1,495	1,658,045
City of Birmingham Alabama, GO, Convertible CAB, Series A1, 0.00%, 3/01/45 (b)	1,165	1,160,305
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 4.75%, 1/01/25	2,800	2,810,836
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40 (a)	3,800	4,341,196

		16,379,672
Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,070	1,186,341
Arizona — 0.7%
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A:
3.25%, 1/01/37	805	758,705
5.00%, 1/01/38	440	496,091
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,250	1,357,950
5.25%, 10/01/28	250	273,105

		2,885,851
California — 13.9%
California Health Facilities Financing Authority, RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	625	678,037
California Infrastructure & Economic Development Bank, RB, Bay Area Toll Bridges, 1st Lien, Series A (AMBAC), 5.00%, 1/01/28 (a)	10,100	12,615,203
California State University, Refunding RB (AGM):
5.00%, 11/01/32	2,150	2,164,534
Systemwide, Series A, 5.00%, 5/01/17 (a)	1,540	1,551,920
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	1,620	1,763,111
Coast Community College District, GO, CAB, Election of 2002, Series C (AGM), 5.00%, 8/01/18 (a)(b)	7,450	7,892,008
Monterey Peninsula Community College District, GO, CAB, Series C (AGM) (a)(c):
0.00%, 2/01/18	13,575	6,781,663
0.00%, 2/01/18	14,150	6,708,798
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 8/01/43 (b)	1,580	1,125,955
San Diego California Unified School District, GO, Election of 2008 (c):
CAB, Series C, 0.00%, 7/01/38	2,000	822,000
CAB, Series G, 0.00%, 7/01/34	725	320,479
CAB, Series G, 0.00%, 7/01/35	775	321,547
CAB, Series G, 0.00%, 7/01/36	1,155	449,815
CAB, Series G, 0.00%, 7/01/37	770	281,959
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 7/01/31 (c)	1,400	814,800
State of California, GO, Refunding, Various Purposes, 5.00%, 10/01/41	1,100	1,231,241
State of California, GO, Various Purposes, 5.00%, 4/01/42	3,000	3,329,130
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/33	1,415	1,670,719

Municipal Bonds	Par (000)	Value
California (continued)
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 0.00%, 8/01/37 (c)	$10,000	$4,185,500

		54,708,419
Colorado — 0.6%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	960	1,057,949
Regional Transportation District, COP, Series A, 5.00%, 6/01/39	1,305	1,430,228

		2,488,177
District of Columbia — 2.5%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	9,500	9,701,875
Florida — 13.6%
City of Tallahassee Florida Energy System Revenue, RB, (NPFGC):
5.00%, 10/01/32	3,000	3,064,410
5.00%, 10/01/37	5,000	5,107,350
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/39	1,795	1,919,681
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/18 (a)	1,400	1,481,606
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18 (a)	6,750	7,210,147
County of Duval Florida School Board, COP, Master Lease Program (AGM), 5.00%, 7/01/17 (a)	3,475	3,526,708
County of Miami-Dade Florida, RB, Seaport Department, Series A, 6.00%, 10/01/38	2,770	3,301,923
County of Miami-Dade Florida Aviation, Refunding ARB:
Aviation, Miami International Airport, Series A-1, 5.50%, 10/01/41	5,000	5,546,600
Series A, 5.50%, 10/01/36	5,000	5,485,650
County of Miami-Dade Florida Educational Facilities Authority, RB, University Miami, Series A, 5.00%, 4/01/40	3,910	4,259,671
County of Miami-Dade Florida Transit System, RB, Surtax (AGM), 5.00%, 7/01/35	1,300	1,357,525
County of Orange Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 8/01/47	900	946,233
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	300	320,616
Florida State Department of Environmental Protection, RB, Florida Forever Project, Series B (NPFGC), 5.00%, 7/01/27	6,150	6,302,889
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/33	1,340	1,539,647
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21 (a)	2,000	2,333,460

		53,704,116
Georgia — 2.9%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 1/01/30	7,500	8,739,900
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	1,250	1,290,288
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	545	627,916

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds	Par (000)	Value
Georgia (continued)
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/33	$155	$166,761
5.00%, 4/01/44	595	632,158

		11,457,023
Hawaii — 1.4%
State of Hawaii Harbor System, RB, Series A, 5.50%, 7/01/35	5,000	5,516,750
Illinois — 13.4%
City of Chicago Illinois, GO, Refunding, Series A, Project, 5.25%, 1/01/33	1,315	1,291,330
City of Chicago Illinois, Refunding RB, Sales Tax Receipts, Series A, 5.00%, 1/01/41	1,715	1,742,886
City of Chicago Illinois O’Hare International Airport, RB, Senior Lien, Series D, 5.25%, 1/01/42	3,300	3,765,333
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series D, 5.25%, 1/01/34	9,800	10,796,464
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series A, 5.63%, 1/01/35	1,525	1,706,795
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	3,500	3,820,950
Sales Tax Receipts, 5.25%, 12/01/36	650	694,720
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.13%, 12/01/38	7,700	8,084,769
5.50%, 12/01/38	1,000	1,074,520
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	210	223,117
Illinois Finance Authority, Refunding RB:
Silver Cross Hospital and Medical Centers, 4.13%, 8/15/37	3,130	3,074,724
Silver Cross Hospital and Medical Centers, 5.00%, 8/15/44	390	410,323
University of Chicago Medical Center, Series B, 4.00%, 8/15/41	900	905,139
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	710	806,837
State of Illinois, GO:
5.25%, 2/01/33	2,435	2,484,431
5.50%, 7/01/33	880	917,673
5.25%, 2/01/34	5,910	6,016,084
5.50%, 7/01/38	1,475	1,534,044
5.00%, 2/01/39	2,200	2,194,104
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/39	1,020	1,100,692

		52,644,935
Indiana — 1.9%
Indiana Finance Authority, RB, CWA Authority Project, 1st Lien, Series A, 5.25%, 10/01/38	1,100	1,241,251
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.50%, 1/01/19 (a)	1,125	1,217,565
5.50%, 1/01/38	4,625	4,940,471

		7,399,287
Iowa — 2.3%
Iowa Finance Authority, RB, Iowa Health Care Facilities:
Genesis Health System, 5.50%, 7/01/33	3,000	3,475,110
Series A (AGC), 5.63%, 8/15/19 (a)	5,000	5,547,500

		9,022,610

Municipal Bonds	Par (000)	Value
Kentucky — 0.4%
State of Kentucky Property & Building Commission, Refunding RB, Project No. 93 (AGC):
5.25%, 2/01/19 (a)	$1,330	$1,436,333
5.25%, 2/01/29	170	181,977

		1,618,310
Louisiana — 0.2%
Louisiana Public Facilities Authority, RB, Provident Group-Flagship Properties LLC, Series A, 5.00%, 7/01/56	790	830,811
Massachusetts — 1.2%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 1/01/47	2,370	2,545,167
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A, 5.00%, 10/01/43	420	444,587
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	1,395	1,562,944

		4,552,698
Michigan — 5.7%
City of Detroit Michigan Sewage Disposal System, Refunding RB, 2nd Lien, Series E (BHAC), 5.75%, 7/01/18 (a)	3,000	3,191,070
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,100	1,248,280
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 3.25%, 11/15/42	995	827,910
Trinity Health Credit Group, 5.00%, 12/01/21 (a)	30	34,839
Trinity Health Credit Group, 5.00%, 12/01/39	9,020	10,107,090
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series D, 5.00%, 9/01/39	1,560	1,684,191
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	2,000	2,233,100
Series I-A, 5.38%, 10/15/41	800	892,128
Series II-A, 5.38%, 10/15/36	1,500	1,674,825
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	430	472,050

		22,365,483
Nebraska — 1.8%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	6,345	6,890,289
Nevada — 2.0%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 7/01/42	3,000	3,250,620
(AGM), 5.25%, 7/01/39	4,100	4,444,892

		7,695,512
New Jersey — 6.5%
New Jersey EDA, RB, Series WW:
5.25%, 6/15/33	170	174,704
5.00%, 6/15/34	225	226,656
5.00%, 6/15/36	1,395	1,399,603
5.25%, 6/15/40	400	405,880
New Jersey Transportation Trust Fund Authority, RB:
5.00%, 6/15/36	5,070	5,085,920
CAB, Transportation System, Series A, 0.00%, 12/15/38 (c)	5,845	1,814,230
Transportation Program, Series AA, 5.25%, 6/15/33	1,660	1,704,604

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	31

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation Program, Series AA, 5.00%, 6/15/38	$1,945	$1,946,031
Transportation System, Series A, 5.50%, 6/15/41	3,000	3,085,140
Transportation System, Series AA, 5.50%, 6/15/39	3,785	3,937,649
Transportation System, Series B, 5.25%, 6/15/36	5,000	5,084,100
Transportation System, Series D, 5.00%, 6/15/32	900	917,397

		25,781,914
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 8/01/44	405	448,671
New York — 2.7%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	1,950	2,102,880
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	1,650	1,891,362
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo, Series A (AGM), 5.75%, 5/01/17 (a)	4,500	4,540,365
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	770	875,059
State of New York Dormitory Authority, RB, Series B, 5.75%, 3/15/36	1,300	1,416,870

		10,826,536
Ohio — 0.7%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	610	719,025
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	780	888,420
5.25%, 2/15/33	1,095	1,242,683

		2,850,128
Oregon — 0.1%
Clackamas County School District No. 12 North Clackamas, GO, Series A, 0.00%, 6/15/38 (c)(d)	1,115	439,343
Pennsylvania — 3.5%
Pennsylvania HFA, RB, S/F Housing Mortgage, Series 118-B, 4.05%, 10/01/40	1,770	1,786,992
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 9/01/50	4,245	4,672,726
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	695	760,810
Series A-1, 5.00%, 12/01/41	2,730	3,005,921
Series B, 5.00%, 12/01/40	1,060	1,168,067
Series C, 5.50%, 12/01/33	630	731,102
Subordinate, Special Motor License Fund, 6.00%, 12/01/20 (a)	625	732,719
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	850	932,407

		13,790,744
Rhode Island — 1.5%
Rhode Island Commerce Corp., RB, Airport Corporation, 5.00%, 7/01/46	250	273,600
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 6/01/45	5,855	5,637,077

		5,910,677

Municipal Bonds	Par (000)	Value
South Carolina — 4.6%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	$260	$303,303
State of South Carolina Ports Authority, RB, 5.25%, 7/01/40	5,000	5,459,900
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	6,960	7,797,705
Series E, 5.50%, 12/01/53	610	682,505
State of South Carolina Public Service Authority, Refunding RB:
Santee Cooper, Series B, 5.00%, 12/01/38	2,360	2,568,317
Series E, 5.25%, 12/01/55	1,185	1,292,551

		18,104,281
Tennessee — 0.2%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	740	815,976
Texas — 17.7%
Central Texas Turnpike System, Refunding RB, CAB, Series B, 0.00%, 8/15/37 (c)	1,050	439,992
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	615	687,668
Coppell Texas ISD, GO, CAB, Refunding (PSF-GTD), 0.00%, 8/15/30 (c)	10,030	6,626,520
County of Harris Texas, GO, Refunding, (NPFGC) (c):
0.00%, 8/15/25	7,485	6,122,206
0.00%, 8/15/28	10,915	8,171,624
County of Harris Texas Houston Sports Authority, Refunding RB (c):
3rd Lien, Series A-3 (NPFGC), 0.00%, 11/15/38	16,890	5,263,262
CAB, Junior Lien, Series H (NPFGC), 0.00%, 11/15/38	5,785	1,973,553
CAB, Junior Lien, Series H (NPFGC), 0.00%, 11/15/39	6,160	1,971,262
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (c)	2,340	1,027,751
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	1,090	1,250,808
Leander ISD, GO, Refunding, CAB, Series D, 0.00%, 8/15/38 (c)	3,775	1,495,730
North Texas Tollway Authority, RB:
CAB, Special Project System, Series B, 0.00%, 9/01/37 (c)	1,975	748,624
Convertible CAB, Series C, 0.00%, 9/01/45 (b)	2,500	2,746,275
Special Projects System, Series A, 6.00%, 9/01/41	1,000	1,171,620
North Texas Tollway Authority, Refunding RB:
1st Tier System (NPFGC), 5.75%, 1/01/18 (a)	8,650	9,011,310
1st Tier System (NPFGC), 5.75%, 1/01/40	2,785	2,878,548
1st Tier System, Series A, 6.00%, 1/01/19 (a)	510	556,114
1st Tier System, Series A (NPFGC), 6.00%, 1/01/28	115	124,868
1st Tier System, Series S, 5.75%, 1/01/18 (a)	11,615	12,100,159
Series B, 5.00%, 1/01/40	385	425,529
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/32	2,540	2,698,471
Natural Gas Utility Improvements, 5.00%, 12/15/31	2,105	2,243,109

		69,735,003

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds	Par (000)	Value
Utah — 2.1%
Salt Lake City Corp. Airport Revenue, RB, Series B, 5.00%, 7/01/42	$2,575	$2,919,561
Utah Transit Authority, RB, Series A (AGM), 5.00%, 6/15/18 (a)	5,000	5,264,750

		8,184,311
Washington — 1.8%
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	2,000	2,167,660
MultiCare Health System, Series C (AGC), 5.50%, 8/15/18 (a)	4,000	4,265,800
Providence Health & Services, Series A, 5.25%, 10/01/39	675	725,706

		7,159,166
Wisconsin — 1.8%
Public Finance Authority, RB, KU Campus Development Corp., Central District Development Project, 5.00%, 3/01/46	5,100	5,591,691
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,500	1,624,935

		7,216,626
Total Municipal Bonds — 112.3%		442,311,535

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Arizona — 0.4%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/19 (a)	1,300	1,418,131
California — 3.6%
California State University, RB, Systemwide, Series A (AGM) (f):
5.00%, 5/01/18 (a)	3,292	3,441,275
5.00%, 11/01/33	86	90,049
County of San Diego California Water Authority Financing Corp., COP, Refunding, Series A (AGM) (a):
5.00%, 5/01/18	808	848,023
5.00%, 5/01/18	4,062	4,263,627
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	5,000	5,093,050
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/19 (a)	449	494,121

		14,230,145
Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,561	1,713,253
District of Columbia — 0.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (f)	1,080	1,202,208
Florida — 6.9%
City of Miami Beach Florida, RB, 5.00%, 9/01/45	3,500	3,913,455
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	1,950	2,156,115
County of Miami-Dade Florida Water & Sewer System (AGC), 5.00%, 10/01/39	10,101	11,146,322

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Florida (continued)
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/19 (a)	$6,096	$6,740,841
State of Florida Board of Education, GO, Refunding, Series C, 5.00%, 6/01/18 (f)	2,999	3,061,995

		27,018,728
Illinois — 6.3%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,400	2,733,096
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/19 (a)(f)	1,400	1,530,521
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series A, 5.00%, 1/01/40	3,045	3,354,848
Senior Priority, Series B, 5.50%, 1/01/18 (a)	4,499	4,676,962
Senior Priority, Series C, 5.00%, 1/01/38	2,658	2,917,339
Senior, Series B, 5.00%, 1/01/40	1,170	1,294,444
Series A, 5.00%, 1/01/38	7,714	8,496,022

		25,003,232
Kansas — 1.6%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 9/01/47	5,363	6,371,474
Maryland — 0.9%
City of Baltimore Maryland Water Utility Fund, RB, Sub-Water Projects, Series A, 5.00%, 7/01/41	3,139	3,552,970
Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 3/01/46	1,661	1,860,013
Michigan — 0.9%
Michigan Finance Authority, RB, Beaumont Health Credit Group, 5.00%, 11/01/44	2,220	2,417,405
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	960	1,058,160

		3,475,565
Nevada — 2.9%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/19 (a)(f)	4,197	4,627,067
County of Clark Nevada Water Reclamation District, GO, Limited Tax, Series B, 5.75%, 7/01/19 (a)	2,024	2,243,252
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 6/01/46	3,900	4,382,001

		11,252,320
New Jersey — 0.8%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 5/01/51	920	1,047,687
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (f)	2,000	2,034,106

		3,081,793
New York — 13.5%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series FF, 5.00%, 6/15/39	8,355	9,455,938
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	6,240	6,898,727
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2014, Series DD, 5.00%, 6/15/35	1,845	2,100,699
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	3,850	4,416,720

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	33

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	$1,700	$1,932,271
New York City Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/30	12,500	14,457,125
New York State Urban Development Corp., RB, Personal Income Tax, General Purpose, Series A-1, 5.00%, 3/15/43	5,720	6,328,322
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 198th Series, 5.25%, 11/15/56	2,561	2,949,453
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (f)	4,500	4,804,380

		53,343,635
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	620	664,398
Pennsylvania — 1.7%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB (BAM), 5.00%, 8/15/42	1,020	1,126,509
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	4,997	5,710,680

		6,837,189
South Carolina — 1.3%
South Carolina Public Service Authority, Refunding RB, Series A 5.50%, 1/01/19 (a)(f)	601	650,417
State of South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/56	4,260	4,561,992

		5,212,409
Texas — 2.4%
City of Houston Texas, Refunding RB, Airport System, Senior Lien, Series A, 5.50%, 7/01/34	4,167	4,395,431
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	719	790,117
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 2/15/41	3,920	4,360,138

		9,545,686
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System:
5.50%, 5/15/19 (a)	140	151,775
5.50%, 5/15/35	260	281,979

		433,754

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Washington — 1.9%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (a)	$3,494	$3,595,244
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	3,210	3,737,852

		7,333,096
Wisconsin — 1.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 4/01/42	3,520	3,789,632
Series C, 5.25%, 4/01/39	2,500	2,627,700

		6,417,332
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 48.2%		189,967,331
Total Long-Term Investments (Cost — $594,094,193) — 160.5%		632,278,866

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (g)(h)	9,844,770	9,846,739
Total Short-Term Securities (Cost — $9,846,348) — 2.5%		9,846,739
Total Investments (Cost — $603,940,541) — 163.0%		642,125,605
Other Assets Less Liabilities — 0.3%		1,349,034
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (28.0)%		(110,141,570)
Loan for TOB Trust — (0.5)%		(2,249,213)
VMTP Shares at Liquidation Value — (34.8)%		(137,200,000)

Net Assets Applicable to Common Shares — 100.0%		$393,883,856

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(c)	Zero-coupon bond.

(d)	When-issued security.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between April 1, 2017 to December 1, 2029, is $12,093,907. See Note 4 of the Notes to Financial Statements for details.

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

(g)	During the six months ended February 28, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at February 28, 2017	Value at February 28, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	3,605,050	6,239,720	9,844,770	$9,846,739	$9,516	$4,322	$391
[1] Includes net capital gain distributions.

(h)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(78)	5-Year U.S. Treasury Note	June 2017	$9,180,844	$9,418
(221)	10-Year U.S. Treasury Note	June 2017	$27,531,766	1,480
(178)	Long U.S. Treasury Bond	June 2017	$26,994,812	(131,874)
(22)	Ultra U.S. Treasury Bond	June 2017	$3,559,187	(33,418)
Total				$(154,394)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$10,898	—	$10,898
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$165,292	—	$165,292

[1] Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 28, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$1,894,502	—	$1,894,502
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$(185,324)	—	$(185,324)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,088,117	[1]
Average notional value of contracts — short	$44,247,297
[1] Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter end.

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	35

Schedule of Investments (concluded)	BlackRock Municipal Income Quality Trust (BYM)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$632,278,866	—	$632,278,866
Short-Term Securities	$9,846,739	—	—	9,846,739

Total	$9,846,739	$632,278,866	—	$642,125,605

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$10,898	—	—	$10,898
Liabilities:
Interest rate contracts	(165,292)	—	—	(165,292)

Total	$(154,394)	—	—	$(154,394)

[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(109,945,937)	—	$(109,945,937)
Loan for TOB Trust Certificates		(2,249,213)		(2,249,213)
VMTP Shares at Liquidation Value	—	(137,200,000)	—	(137,200,000)

Total	—	$(249,395,150)	—	$(249,395,150)

During the six months ended February 28, 2017, there were no transfers between levels.

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments February 28, 2017 (Unaudited)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.6%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$1,620	$1,626,269
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	540	599,643
Senior Lien, Series A (AGM), 5.25%, 10/01/48	1,320	1,485,977
Sub-Lien, Series D, 7.00%, 10/01/51	3,220	3,886,057
Lower Alabama Gas District, RB, Series A, 5.00%, 9/01/46	1,170	1,349,279

		8,947,225
Arizona — 2.7%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 7/01/46 (a)	1,825	1,814,452
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	5,635	6,373,523
5.00%, 12/01/37	1,000	1,137,010

		9,324,985
California — 11.1%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 4/01/19 (b)	2,480	2,716,270
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	3,500	3,982,615
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	1,365	1,536,649
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	160	175,607
5.25%, 8/15/49	395	431,107
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A:
5.00%, 2/01/36	345	379,855
5.00%, 2/01/37	260	285,589
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (a)	1,655	1,716,467
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A, 5.00%, 12/01/46 (a)	685	709,605
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 5/15/40	6,500	7,185,360
5.25%, 5/15/39	860	931,982
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	380	454,043
San Marcos Unified School District, GO, CAB, Election of 2010, Series B (c):
0.00%, 8/01/33	3,000	1,557,780
0.00%, 8/01/43	2,500	747,775
State of California, GO, Various Purposes:
6.00%, 3/01/33	1,760	1,993,992
6.50%, 4/01/33	10,645	11,850,333
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	825	924,107
Sub-Series I-1, 6.38%, 11/01/19 (b)	1,280	1,458,675

		39,037,811
Colorado — 0.7%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 7/01/34	2,330	2,419,402

Municipal Bonds	Par (000)	Value
Connecticut — 3.3%
Connecticut State Health & Educational Facility Authority, RB:
Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	$1,005	$1,072,405
Yale University Issue, Series T-1, 4.70%, 7/01/29	5,180	5,247,703
Yale University Issue, Series X-3, 4.85%, 7/01/37	5,130	5,194,022

		11,514,130
Delaware — 2.0%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,240	1,332,851
Delaware Transportation Authority, RB, 5.00%, 6/01/55	1,260	1,369,028
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	4,275	4,426,976

		7,128,855
District of Columbia — 4.9%
District of Columbia, Refunding RB:
Georgetown University, 5.00%, 4/01/35	465	529,370
Georgetown University, 5.00%, 4/01/36	465	527,668
Georgetown University, 5.00%, 4/01/42	540	607,862
Kipp Charter School, Series A, 6.00%, 7/01/43	820	941,672
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	11,500	11,744,375
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	550	591,387
5.25%, 10/01/44	2,000	2,158,980

		17,101,314
Florida — 5.4%
City of Atlantic Beach Florida, RB, Health Care Facilities, Fleet Landing Project, Series B, 5.63%, 11/15/43	1,445	1,574,862
City of Jacksonville Florida Port Authority, Refunding RB, AMT, 5.00%, 11/01/38	1,665	1,778,320
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 5/01/45	1,450	1,570,162
County of Miami-Dade Florida Aviation, Refunding, AMT, Miami International Airport, 5.25%, 10/01/38	1,625	1,708,216
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	1,255	1,384,541
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/39	5,000	5,517,250
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (b)	3,300	4,142,127
Stevens Plantation Community Development District, RB, Special Assessment, Series A, 7.10%, 5/01/35 (d)(e)	1,795	1,255,656

		18,931,134
Georgia — 0.5%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	555	639,438
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	915	996,691

		1,636,129

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	37

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds	Par (000)	Value
Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	$1,480	$1,622,124
Idaho — 0.3%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, 5.00%, 12/01/46	805	895,063
Illinois — 19.9%
City of Chicago IL, GO, Refunding, Project, Series A, 5.25%, 1/01/32	4,940	4,874,545
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	3,050	2,912,689
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 1/01/39	5,000	5,626,700
Series C, 6.50%, 1/01/21 (b)	6,430	7,676,198
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,150	1,226,533
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	3,130	3,316,673
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	845	907,969
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,060	1,160,308
Central Dupage Health, Series B, 5.50%, 11/01/39	1,750	1,925,560
Presence Health Network, Series C, 4.00%, 2/15/41	1,545	1,290,770
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	7,445	7,633,284
Illinois State Toll Highway Authority, RB:
Senior, Series C, 5.00%, 1/01/36	2,815	3,098,189
Senior, Series C, 5.00%, 1/01/37	3,005	3,300,842
Series A, 5.00%, 1/01/38	2,160	2,378,873
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	6,725	7,012,763
Series B-2, 5.00%, 6/15/50	2,725	2,737,944
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	520	587,064
6.00%, 6/01/28	1,255	1,426,169
State of Illinois, GO:
5.00%, 2/01/39	1,640	1,635,605
Series A, 5.00%, 4/01/35	2,500	2,505,100
Series A, 5.00%, 4/01/38	3,885	3,869,771
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/19 (b)	685	749,089
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	860	928,035
5.00%, 4/01/44	1,050	1,129,674

		69,910,347
Indiana — 4.8%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	845	996,956
7.00%, 1/01/44	3,535	4,211,811
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	3,510	3,960,719
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	485	508,440
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	1,610	1,687,811

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, RB, Series A (continued):
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 1/01/51	$435	$461,814
Sisters of St. Francis Health Services, 5.25%, 11/01/39	915	986,343
Indiana Finance Authority, Refunding RB, Marquette Project, 4.75%, 3/01/32	1,180	1,173,734
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/19 (b)	1,200	1,308,972
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	1,380	1,531,662

		16,828,262
Iowa — 2.0%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	520	520,661
5.50%, 12/01/22	2,550	2,564,637
5.25%, 12/01/25	500	502,950
5.88%, 12/01/26 (a)	445	450,264
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	1,215	1,287,949
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 6/01/46	1,610	1,609,871

		6,936,332
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	1,060	1,098,170
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (f)	1,280	1,043,546

		2,141,716
Louisiana — 2.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	3,650	4,165,636
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	1,100	1,178,507
5.25%, 5/15/31	935	1,004,798
5.25%, 5/15/32	1,195	1,297,662
5.25%, 5/15/33	1,300	1,405,248
5.25%, 5/15/35	795	863,815

		9,915,666
Maryland — 1.3%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	475	510,112
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	800	790,792
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	455	507,143
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/21 (b)	2,400	2,838,768

		4,646,815
Massachusetts — 1.5%
Commonwealth of Massachusetts, GO, Series E, 3.00%, 4/01/44	3,105	2,633,537

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (a)	$1,530	$1,536,227
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	955	1,027,723

		5,197,487
Michigan — 2.7%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	4,825	5,203,666
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 5/15/20 (b)	830	938,954
5.50%, 5/15/36	670	731,238
Michigan Finance Authority, Refunding RB:
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	940	998,694
Henry Ford Health System, 4.00%, 11/15/46	1,540	1,492,999

		9,365,551
Minnesota — 0.2%
Minnesota Higher Education Facilities Authority, RB, Augsburg College, Series A, 5.00%, 5/01/46	670	711,319
Missouri — 2.0%
370/Missouri Bottom Road/Taussig Road Transportation Development District, RB, 7.20%, 5/01/33	6,000	5,092,800
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	275	303,113
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 2/01/42	1,135	1,194,327
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	265	286,242

		6,876,482
Multi-State — 2.0%
Centerline Equity Issuer Trust (a):
Series A-4-2, 6.00%, 5/15/19	3,500	3,796,625
Series B-3-2, 6.30%, 5/15/19	3,000	3,273,330

		7,069,955
Nebraska — 1.6%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	895	971,916
5.00%, 9/01/42	1,570	1,661,233
County of Lancaster Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, Health Facilities, 5.63%, 1/01/40	1,245	1,349,256
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, 5.63%, 1/01/40	1,635	1,738,594

		5,720,999
New Jersey — 8.4%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,805	1,800,108
5.25%, 11/01/44	1,640	1,620,992
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (a)	1,165	1,151,369

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
4.88%, 9/15/19	$670	$696,646
5.13%, 9/15/23	2,130	2,252,326
5.25%, 9/15/29	2,130	2,244,147
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,475	8,634,298
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/43	2,160	2,373,905
Series E, 5.00%, 1/01/45	2,810	3,121,151
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	1,355	1,355,623
Transportation Program, Series AA, 5.00%, 6/15/44	730	730,387
Transportation System, Series B, 5.25%, 6/15/36	2,690	2,735,246
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	570	635,499

		29,351,697
New York — 7.3%
City of New York New York Transitional Finance Authority, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	2,680	2,992,568
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	2,000	2,077,040
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	819	862,131
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	2,555	2,918,168
5.25%, 11/15/39	910	1,038,719
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	1,135	1,221,952
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,335	1,453,575
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (a)	4,320	4,514,443
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (a)	365	390,503
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	910	987,823
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT:
5.00%, 8/01/26	675	709,594
5.00%, 8/01/31	1,620	1,686,388
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	1,145	1,152,317
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/42	1,635	1,837,740
Special Project, 6.00%, 12/01/36	1,410	1,588,774

		25,431,735
North Carolina — 1.4%
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal Facility, Duke Energy Carolinas Project, Series B, 4.63%, 11/01/40	1,000	1,062,380
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/19 (b)	1,525	1,659,185

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	39

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds	Par (000)	Value
North Carolina (continued)
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage:
Aldersgate, 6.25%, 7/01/35	$1,530	$1,675,304
Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	625	688,037

		5,084,906
Ohio — 3.5%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 6/01/47	3,550	3,415,313
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	3,405	3,677,264
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	710	779,012
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	435	482,493
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 5/01/39	3,025	3,128,062
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	870	915,362

		12,397,506
Pennsylvania — 2.9%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 5/01/42	2,500	2,593,200
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	685	731,094
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	2,065	2,234,206
Pennsylvania Bridge Finco LP, AMT, 5.00%, 6/30/42	3,030	3,254,250
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	1,190	1,298,469

		10,111,219
Puerto Rico — 0.9%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.50%, 5/15/39	2,000	2,007,600
Children’s Trust Fund Tobacco Settlement, Refunding RB, Asset-Backed Bonds, 5.63%, 5/15/43	1,100	1,101,430

		3,109,030
Rhode Island — 2.2%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/35	1,690	1,774,990
Series B, 4.50%, 6/01/45	2,850	2,743,923
Series B, 5.00%, 6/01/50	3,175	3,209,004

		7,727,917
South Carolina — 3.7%
State of South Carolina Ports Authority, RB:
5.25%, 7/01/40	3,595	3,925,668
AMT, 5.25%, 7/01/55	1,390	1,505,662
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	3,575	4,005,287
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	3,385	3,692,223

		13,128,840

Municipal Bonds	Par (000)	Value
Tennessee — 0.7%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	$1,470	$1,520,656
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	740	815,976

		2,336,632
Texas — 11.4%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/21 (b)	2,350	2,774,786
Sub-Lien, 5.00%, 1/01/33	390	416,399
City of Austin Texas Airport System, ARB, Revenue, AMT, 5.00%, 11/15/39	665	725,781
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, 5.00%, 10/01/20 (b)	765	863,708
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 7/01/39	1,675	1,764,328
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	460	483,193
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 5/15/19 (b)	8,665	9,601,167
6.00%, 11/15/35	480	530,443
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/23 (b)	485	609,432
County of Harris Texas-Houston Sports Authority, Refunding RB, 3rd Lien, Series A-3 (NPFGC), 0.00%, 11/15/36 (c)	25,375	8,937,582
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 9/15/37 (c)	6,055	2,515,368
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/20 (b)	4,085	4,734,760
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 6/30/40	3,000	3,425,190
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,250	2,543,243

		39,925,380
Utah — 0.8%
Salt Lake City Corp. Airport Revenue, RB, Series A, AMT, 5.00%, 7/01/47	2,065	2,286,347
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A, 3.25%, 10/15/42	435	376,571

		2,662,918
Virginia — 1.2%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	1,755	1,880,833
6.00%, 1/01/37	2,120	2,375,524

		4,256,357
Washington — 3.3%
City of Bellingham Washington Water & Sewer, RB, 5.00%, 8/01/36	5,050	5,615,398

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds	Par (000)	Value
Washington (continued)
Grant County Public Utility District No. 2, Refunding RB, Series A, 5.00%, 1/01/43	$2,335	$2,604,903
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	815	893,012
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	2,445	2,632,800

		11,746,113
Wisconsin — 0.8%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	910	985,794
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46	1,955	1,962,703

		2,948,497
Wyoming — 1.5%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 7/15/26	3,355	3,658,560
Wyoming Municipal Power Agency, Inc., RB, Series A, 5.50%, 1/01/18 (b)	1,550	1,611,364

		5,269,924
Total Municipal Bonds — 125.4%		439,367,774

Municipal Bonds Transferred to Tender Option Bond Trusts (g)
Alabama — 0.5%
Auburn University, Refunding RB, Series A, 4.00%, 6/01/41	1,820	1,871,033
California — 6.5%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18 (b)(h)	2,850	3,049,215
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19 (b)	10,335	11,415,524
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (b)	2,530	2,577,083
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No.2, Series A, 5.00%, 10/01/47	3,345	3,790,471
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/19 (b)	1,840	2,025,898

		22,858,191
Colorado — 2.1%
Colorado Health Facilities Authority, RB, Catholic Health (AGM) (b):
Series C-3, 5.10%, 4/29/18	4,230	4,440,273
Series C-7, 5.00%, 5/01/18	2,710	2,842,167

		7,282,440
Georgia — 1.4%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/18 (b)	4,638	4,925,409

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	$2,461	$2,768,217
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/19 (b)(h)	2,219	2,426,019
New York — 12.6%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series FF-2, 5.50%, 6/15/40	1,710	1,869,064
Series HH, 5.00%, 6/15/31 (h)	9,150	10,318,638
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (h)	1,750	1,988,590
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	5,120	5,819,547
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	11,670	13,196,031
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (h)	7,040	8,034,748
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	2,790	3,181,856

		44,408,474
North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,740	3,075,020
Pennsylvania — 0.8%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,521	2,881,064
Texas — 3.1%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	2,660	2,966,645
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	3,720	4,154,756
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	3,347	3,773,148

		10,894,549
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	3,959	4,196,909
Virginia — 1.8%
University of Virginia, Refunding RB, GO, 5.00%, 6/01/18 (b)	5,909	6,215,673
Washington — 3.4%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (b)	3,029	3,116,906
State of Washington, GO, Various Purposes, Series E, 5.00%, 2/01/19 (b)	8,113	8,733,147

		11,850,053
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 35.8%		125,653,051
Total Long-Term Investments (Cost — $532,437,694) — 161.2%		565,020,825

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	41

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (i)(j)	2,508,870	$2,509,371
Total Short-Term Securities (Cost — $2,509,048) — 0.7%		2,509,371
Total Investments (Cost — $534,946,742) — 161.9%		567,530,196
Other Assets Less Liabilities — 1.9%		6,409,511
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.6)%		(72,164,512)
VMTP Shares at Liquidation Value — (43.2)%		(151,300,000)

Net Assets Applicable to Common Shares — 100.0%		$350,475,195

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	Non-income producing security.

(e)	Issuer filed for bankruptcy and/or is in default.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(h)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between June 1, 2017 to November 15, 2019, is $14,496,613. See Note 4 of the Notes to Financial Statements for details.

(i)	During the six months ended February 28, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at February 28, 2017	Value at February 28, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	3,509,584	(1,000,714)	2,508,870	$2,509,371	$7,565	$797	$323
[1] Includes net capital gain distributions.

(j)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(105)	5-Year U.S. Treasury Note	June 2017	$12,358,828	$13,705
(143)	10-Year U.S. Treasury Note	June 2017	$17,814,672	2,625
(120)	Long U.S. Treasury Bond	June 2017	$18,198,750	(86,753)
(31)	Ultra U.S. Treasury Bond	June 2017	$5,015,219	(33,805)
Total				$(104,228)

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (concluded)	BlackRock Municipal Income Trust II (BLE)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$16,330	—	$16,330
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$120,558	—	$120,558

[1] Includes cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 28, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$1,356,784	—	$1,356,784
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$(130,999)	—	$(130,999)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts – short	$31,991,867

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$565,020,825	—	$565,020,825
Short-Term Securities	$2,509,371	—	—	2,509,371

Total	$2,509,371	$565,020,825	—	$567,530,196

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$16,330	—	—	$16,330
Liabilities:
Interest rate contracts	(120,558)	—	—	(120,558)

Total	$(104,228)	—	—	$(104,228)

[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(72,040,526)	—	$(72,040,526)
VMTP Shares at Liquidation Value	—	(151,300,000)	—	(151,300,000)

Total	—	$(223,340,526)	—	$(223,340,526)

During the six months ended February 28, 2017, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	43

Schedule of Investments February 28, 2017 (Unaudited)	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.5%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC) (a):
6.00%, 6/01/19	$10,995	$12,194,115
6.13%, 6/01/19	4,980	5,536,963
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	1,745	1,937,055

		19,668,133
Arizona — 0.5%
University of Arizona Board of Regents, Refunding RB, Series A, 5.00%, 6/01/40	2,300	2,584,050
California — 23.1%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18 (a)	5,000	5,349,500
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	5,370	6,110,469
Chabot-Las Positas Community College District, GO, Refunding, 4.00%, 8/01/37	10,000	10,333,300
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 5/01/28	3,330	3,850,113
2nd, 5.25%, 5/01/33	2,600	2,887,144
5.00%, 5/01/44	3,430	3,740,141
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	5,000	5,281,050
City of Manteca California Financing Authority, RB, Manteca Sewer (AGC):
5.63%, 12/01/33	2,450	2,708,328
5.75%, 12/01/36	3,285	3,623,651
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	4,450	5,044,787
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/18 (a)	5,600	5,948,936
Irvine Ranch Water District, Special Assessment Bonds, 5.25%, 2/01/46	7,000	8,284,570
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	4,365	5,141,795
Metropolitan Water District of Southern California, Refunding RB, Series A, 5.00%, 7/01/32	5,625	6,631,537
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/21 (a)	3,110	3,662,025
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B (AGC), 5.38%, 8/01/19 (a)	2,000	2,208,500
State of California, GO, Various Purposes (AGC), 5.50%, 11/01/39	15,000	16,517,100
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	4,500	5,343,615
5.50%, 11/01/31	2,615	3,094,617
5.50%, 11/01/33	2,000	2,361,440
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	3,240	3,793,327
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	1,685	1,974,500
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	12,250	14,070,840

		127,961,285

Municipal Bonds	Par (000)	Value
Colorado — 2.2%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	$2,700	$3,070,197
5.50%, 11/15/30	1,040	1,174,888
5.50%, 11/15/31	1,250	1,409,513
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/19 (a)	5,925	6,562,411

		12,217,009
District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 6.00%, 10/01/18 (a)	3,000	3,241,710
Florida — 7.3%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	1,250	1,434,763
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT:
5.50%, 10/01/29	5,360	6,059,212
5.25%, 10/01/30	3,255	3,618,974
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	7,100	7,888,597
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	575	580,313
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 9/01/40	270	273,896
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	3,145	3,551,523
Series B, AMT, 6.25%, 10/01/38	1,405	1,666,063
Series B, AMT, 6.00%, 10/01/42	1,885	2,173,367
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series B, 5.25%, 10/01/29	2,870	3,318,036
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	5,465	5,970,676
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	3,225	3,717,554

		40,252,974
Hawaii — 1.9%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	1,350	1,522,220
5.25%, 8/01/26	2,500	2,796,625
State of Hawaii, Department of Transportation, RB, Series A, AMT, 5.00%, 7/01/45	5,985	6,445,246

		10,764,091
Illinois — 19.0%
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT:
5.50%, 1/01/30	6,500	7,353,385
5.50%, 1/01/32	6,275	7,027,498
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	8,020	8,505,290
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 1/01/39	7,395	8,321,889
Series C, 6.50%, 1/01/21 (a)	16,800	20,056,008
City of Chicago Illinois O’Hare International Airport, RB, Senior Lien, Series D, 5.25%, 1/01/42	2,630	3,000,856

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings Investment Quality Fund (MFL)

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18 (a)	$6,000	$6,527,340
Sales Tax Receipts, 5.25%, 12/01/40	10,960	11,689,388
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 6/01/28	7,735	8,110,612
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	1,500	1,611,780
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	4,000	4,542,560
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	4,365	4,927,954
6.00%, 6/01/28	1,245	1,414,806
State of Illinois, GO, 5.50%, 7/01/33	2,500	2,607,025
State of Illinois Finance Authority, RB, University of Chicago, Series B, 5.50%, 7/01/18 (a)	9,000	9,558,270

		105,254,661
Indiana — 4.6%
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 7/01/40	1,240	1,299,929
Indiana Finance Authority, Refunding RB, Stadium Project, Series A, 5.25%, 2/01/37	3,130	3,597,998
Indiana Municipal Power Agency, Refunding RB, Series A:
5.25%, 1/01/32	1,500	1,700,010
5.25%, 1/01/33	1,500	1,693,530
Indiana University, Refunding RB, Series A, 5.00%, 6/01/41	1,830	2,103,128
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.50%, 1/01/19 (a)	2,760	2,987,093
5.50%, 1/01/38	11,345	12,118,842

		25,500,530
Kansas — 0.9%
County of Wyandotte Unified School District No. 500 Kansas City, GO, Improvement, Series A, 5.50%, 9/01/47	4,000	4,751,960
Kentucky — 0.1%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93, (AGC):
5.25%, 2/01/19 (a)	355	383,382
5.25%, 2/01/27	45	48,206

		431,588
Louisiana — 1.0%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring (AGC):
Series A-1, 6.00%, 1/01/23	500	540,995
Series A-2, 6.00%, 1/01/23	720	777,658
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	3,735	3,946,961

		5,265,614
Massachusetts — 1.1%
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 5.00%, 7/01/41	4,710	5,201,441
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 1/01/27	1,000	1,115,110

		6,316,551

Municipal Bonds	Par (000)	Value
Michigan — 3.6%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM):
6.25%, 7/01/19 (a)	$6,310	$7,055,968
6.25%, 7/01/36	10	10,795
Hudsonville Michigan Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	6,015	6,697,101
Royal Oak Michigan Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	5,780	6,408,806

		20,172,670
Minnesota — 1.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	8,375	9,036,458
Mississippi — 2.9%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM):
6.88%, 12/01/40	6,405	8,164,261
Special Obligation, 6.75%, 12/01/31	3,775	4,782,623
Special Obligation, 6.75%, 12/01/33	2,350	2,977,262

		15,924,146
Nevada — 4.3%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	11,175	12,115,041
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	11,245	11,716,053

		23,831,094
New Jersey — 6.3%
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond:
5.38%, 1/01/43	7,000	7,409,640
(AGM), 5.00%, 1/01/31	2,425	2,656,078
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	6,500	7,011,550
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT, 5.75%, 12/01/28	3,215	3,500,910
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	5,410	5,563,536
Series AA, 5.50%, 6/15/39	8,175	8,504,698

		34,646,412
New York — 10.4%
City of New York New York Municipal Water Finance Authority, Refunding RB:
2nd General Resolution, Fiscal 2009, Series EE, 5.25%, 6/15/40	7,500	8,157,225
Water & Sewer System, 2nd General Resolution, Series EE, 5.38%, 6/15/43	3,475	3,923,032
Water & Sewer System, Series FF-2, 5.50%, 6/15/40	4,000	4,372,080
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/38	4,000	4,539,720
Series A-1, 5.25%, 11/15/39	4,490	5,102,930
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/37	6,140	6,941,208
Series C-1, 5.25%, 11/15/56	5,410	6,149,601
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 7/15/36	10,000	11,182,200
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/38	1,750	2,012,640

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	45

Schedule of Investments (continued)	BlackRock MuniHoldings Investment Quality Fund (MFL)

Municipal Bonds	Par (000)	Value
New York (continued)
Triborough Bridge & Tunnel Authority, Refunding RB, Series B, 5.00%, 11/15/38	$4,500	$5,175,360

		57,555,996
Ohio — 1.5%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/31	5,145	5,884,491
5.25%, 2/15/32	2,250	2,562,750

		8,447,241
Pennsylvania — 4.4%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/46	18,570	21,171,471
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	3,000	3,313,890

		24,485,361
South Carolina — 6.6%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	6,735	7,730,904
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.25%, 7/01/25	4,490	5,094,354
5.50%, 7/01/38	3,000	3,325,830
6.00%, 7/01/38	5,270	5,993,940
5.50%, 7/01/41	4,170	4,630,410
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	3,445	3,735,000
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	5,500	5,999,180

		36,509,618
Texas — 13.3%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	4,190	4,749,114
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 5/15/19 (a)	12,030	13,329,721
6.00%, 5/15/19 (a)	8,940	9,905,878
6.00%, 11/15/35	670	740,410
6.00%, 11/15/36	495	547,020
5.38%, 11/15/38	265	285,906
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC), 6.50%, 7/01/37	1,450	1,558,866
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	5,580	5,911,452
Series H, 5.00%, 11/01/37	4,575	4,909,204
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	3,735	4,290,245
North Texas Tollway Authority, Refunding RB, 1st Tier:
(AGM), 6.00%, 1/01/43	5,555	6,343,754
Series K-1 (AGC), 5.75%, 1/01/19 (a)	12,150	13,193,320
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	7,170	8,072,918

		73,837,808
Virginia — 1.2%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	1,750	1,933,138
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	4,300	4,719,164

		6,652,302

Municipal Bonds	Par (000)	Value
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	$4,200	$4,692,912
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	3,290	3,699,901

		8,392,813
Total Municipal Bonds — 123.4%		683,702,075

Municipal Bonds Transferred to Tender Option Bond Trusts (b)
Alabama — 8.1%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Senior Credit:
Ascension Health, Series C, 5.00%, 11/15/46	11,920	13,497,851
Ascension Group, Series B, 5.00%, 11/15/46	27,798	31,383,733

		44,881,584
California — 5.1%
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	2,400	2,601,816
State of California, GO, Refunding, Various Purposes, 4.00%, 9/01/34	13,790	14,332,361
University of California, Refunding RB, 5.00%, 5/15/38	10,000	11,477,700

		28,411,877
Florida — 2.0%
County of Hillsborough Florida Aviation Authority, ARB, Tampa International Airport, Series A, AMT (AGC), 5.50%, 10/01/38	10,657	11,242,420
Indiana — 1.9%
Indiana Health & Educational Facilities Financing Authority, Refunding RB, St. Francis, Series E (AGM), 5.25%, 5/01/18 (a)	9,850	10,354,320
Massachusetts — 2.8%
Commonwealth of Massachusetts, GO, Series G, 4.00%, 9/01/42	15,000	15,333,600
Nevada — 2.5%
County of Clark Nevada Water Reclamation District, GO (a):
Limited Tax, 6.00%, 7/01/18	8,000	8,549,440
Series B, 5.50%, 7/01/19	5,008	5,521,325

		14,070,765
New Jersey — 3.4%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	7,402	7,664,890
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	8,000	8,188,000
Series B, 5.25%, 6/15/36 (c)	2,961	3,010,478

		18,863,368
New York — 12.2%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	4,995	5,459,635
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	5,619	6,003,999
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (c)	9,249	10,511,117

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings Investment Quality Fund (MFL)

Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Fiscal 2017, Sub-Series B-1, 5.00%, 8/01/40	$5,000	$5,692,250
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	13,950	15,774,176
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (c)	8,200	9,358,656
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	13,500	14,537,745

		67,337,578
Texas — 7.5%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 2/01/19 (a)(c)	12,027	12,974,347
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	9,640	11,002,614
State of Texas, GO, Texas Transportation Commission, Highway Improvement, 5.00%, 4/01/43	15,550	17,716,115

		41,693,076

Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
Utah — 2.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	$6,373	$6,756,389
County of Utah Utah, RB, IHS Health Services, Inc., Series B, 5.00%, 5/15/46	7,500	8,486,400

		15,242,789
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 48.3%		267,431,377
Total Investments (Cost — $898,565,237) — 171.7%		951,133,452
Other Assets Less Liabilities — 2.0%		11,291,257
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (24.2)%		(134,181,105)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (49.5)%		(274,187,674)

Net Assets Applicable to Common Shares — 100.0%		$554,055,930

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(c)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between September 6, 2018 to November 15, 2019, is $19,874,974. See Note 4 of the Notes to Financial Statements for details.

During the six months ended February 28, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at February 28, 2017	Value at February 28, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	3,476,692	(3,476,692)	—	—	$9,655	$1,790	—
[1] Includes net capital gain distributions.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(165)	5-Year U.S. Treasury Note	June 2017	$19,421,016	$21,163
(342)	10-Year U.S. Treasury Note	June 2017	$42,605,719	9,253
(211)	Long U.S. Treasury Bond	June 2017	$31,999,469	(152,269)
(38)	Ultra U.S. Treasury Bond	June 2017	$6,147,687	(46,288)
Total				$(168,141)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	47

Schedule of Investments (concluded)	BlackRock MuniHoldings Investment Quality Fund (MFL)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$30,416	—	$30,416
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$198,557	—	$198,557

[1] Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 28, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$2,220,727	—	$2,220,727
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$(218,551)	—	$(218,551)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$59,430,563

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$951,133,452	—	$951,133,452

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$30,416	—	—	$30,416
Liabilities:
Interest rate contracts	(198,557)	—	—	(198,557)

Total	$(168,141)	—	—	$(168,141)

[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(133,899,769)	—	$(133,899,769)
VRDP Shares at Liquidation Value	—	(274,600,000)	—	(274,600,000)

Total	—	$(408,499,769)	—	$(408,499,769)

During the six months ended February 28, 2017, there were no transfers between levels.

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments February 28, 2017 (Unaudited)	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.9%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A:
5.80%, 5/01/34	$1,850	$2,055,202
5.38%, 12/01/35	1,000	1,110,060
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20 (a)	7,610	8,693,816

		11,859,078
Alaska — 0.5%
City of Anchorage Alaska Electric Revenue, Refunding RB, Series A, 5.00%, 12/01/41	3,000	3,324,780
Arizona — 3.9%
Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.38%, 7/01/50 (b)	2,500	2,531,875
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Junior Lien, Series A, 5.00%, 7/01/40	2,000	2,176,720
City of Phoenix Arizona IDA, RB, Candeo School, Inc. Project:
6.63%, 7/01/33	2,245	2,507,126
6.88%, 7/01/44	3,440	3,861,435
City of Phoenix Arizona IDA, Refunding RB (b):
Basis Schools, Inc. Projects, 5.00%, 7/01/35	600	603,210
Basis Schools, Inc. Projects, 5.00%, 7/01/45	760	753,122
Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/35	1,125	1,131,019
Legacy Traditional School Projects, 5.00%, 7/01/45	700	696,801
County of Maricopa Arizona Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	3,300	3,596,868
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	5,725	6,509,382

		24,367,558
California — 7.3%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	5,000	5,424,300
Sutter Health, Series B, 6.00%, 8/15/42	5,600	6,372,184
California Health Facilities Financing Authority, Refunding RB, Dignity Health, Series A, 6.00%, 7/01/19 (a)	1,055	1,175,988
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 5/15/39	1,200	1,300,440
Golden Empire Schools Financing Authority, Refunding RB, Kern High School District Projects, 1.12%, 5/01/17 (c)	5,710	5,710,000
Los Angeles Community College District, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (a)	9,585	10,727,340
Oakland Unified School District/Alameda County, GO, Series A, 5.00%, 8/01/40	1,000	1,126,480
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement District No. 2007-1, Election of 2008, Series B, 0.00%, 8/01/46 (d)	10,000	2,730,900
State of California, GO, Various Purposes, 6.50%, 4/01/33	9,675	10,770,500

		45,338,132
Colorado — 0.7%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	2,500	2,669,650
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.75%, 12/01/45	1,000	1,020,300

Municipal Bonds	Par (000)	Value
Colorado (continued)
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	$385	$424,282

		4,114,232
Connecticut — 2.9%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series Z3, 5.05%, 7/01/42	12,000	12,163,440
University of Connecticut, RB, Series A, 5.00%, 1/15/36	5,470	6,101,785

		18,265,225
Delaware — 0.4%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	2,500	2,687,200
District of Columbia — 0.2%
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	415	446,229
5.25%, 10/01/44	650	701,668

		1,147,897
Florida — 9.3%
City of Jacksonville Florida, Refunding RB, Brooks Rehabilitation Project, 4.00%, 11/01/40	1,770	1,706,829
City of Tampa Florida, RB, Baycare Health System, Series A, 4.00%, 11/15/46	2,345	2,355,670
County of Miami-Dade Florida, GO, Building Better Communities Program (a):
Series B, 6.38%, 7/01/18	4,630	4,969,194
Series B-1, 5.63%, 7/01/18	5,000	5,316,400
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	3,750	4,146,375
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport:
Series A, AMT (AGC), 5.00%, 10/01/40	10,000	10,165,500
Series A-1, 5.38%, 10/01/41	10,290	11,352,134
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, University of Miami, Series A, 5.00%, 4/01/45	4,625	5,025,109
County of Miami-Dade Florida Expressway Authority, RB, Toll System, Series A (AGM), 5.00%, 7/01/35	8,900	9,785,995
Lakewood Ranch Stewardship District, Special Assessment Bonds, Lakewood National & Polo Run Projects:
4.63%, 5/01/27	255	254,472
5.25%, 5/01/37	470	469,962
5.38%, 5/01/47	770	771,432
Orange County Health Facilities Authority, Refunding RB, Series B, 5.00%, 10/01/44	1,000	1,092,310

		57,411,382
Georgia — 1.4%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series B, AMT, 5.00%, 1/01/29	1,070	1,159,602
County of DeKalb Georgia Hospital Authority, Refunding RB, DeKalb Medical Center, Inc. Project, 6.13%, 9/01/40	3,570	3,910,185
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	3,335	3,632,749

		8,702,536
Hawaii — 0.9%
State of Hawaii Harbor System, RB, Series A, 5.50%, 7/01/35	5,000	5,516,750

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	49

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)

Municipal Bonds	Par (000)	Value
Illinois — 10.7%
City of Chicago Illinois, Refunding RB, Sales Tax Receipts, Series A, 5.00%, 1/01/41	$4,640	$4,715,447
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	2,110	2,255,168
City of Chicago Illinois Wastewater Transmission, Refunding RB, 2nd Lien, Series C, 5.00%, 1/01/39	1,000	1,061,850
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien (AGM), 5.25%, 11/01/33	1,330	1,379,130
County of Cook Illinois Community College District No. 508, GO, University & College Improvements, 5.25%, 12/01/31	5,000	5,388,100
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/18 (a)	9,700	10,596,765
Memorial Health System, Series A, 5.25%, 7/01/44	1,785	1,888,298
Illinois Finance Authority, Refunding RB:
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	9,000	9,916,110
OSF Healthcare System, 6.00%, 5/15/20 (a)	3,205	3,682,545
OSF Healthcare System, 6.00%, 5/15/39	1,785	1,963,339
Presence Health Network, Series C, 4.00%, 2/15/41	2,205	1,842,167
Presence Health Network, Series C, 5.00%, 2/15/41	3,600	3,630,852
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	2,645	3,005,752
Regional Transportation Authority, RB:
Series A (AMBAC), 7.20%, 11/01/20	1,595	1,790,930
Series C (NPFGC), 7.75%, 6/01/20	2,865	3,185,708
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	10,000	10,015,000

		66,317,161
Indiana — 1.4%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 6.75%, 1/01/34	2,250	2,654,618
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 7/01/40	2,640	2,767,591
Indiana Finance Authority, Refunding RB, Deaconess Health System, Series A, 5.00%, 3/01/39	3,000	3,300,900

		8,723,109
Iowa — 0.9%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.25%, 12/01/25	4,500	4,526,550
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, CAB, Series B, 5.60%, 6/01/34	1,000	1,000,030

		5,526,580
Kansas — 0.7%
Wyandotte County-Kansas City Unified Government Utility System, RB, Series A, 5.00%, 9/01/40	3,700	4,113,956
Kentucky — 3.1%
County of Louisville & Jefferson Kentucky Metropolitan Government, Refunding RB, Norton Healthcare, Inc., 4.00%, 10/01/35	1,585	1,570,576
County of Owen Kentucky, RB, Kentucky American Water Co. Project, Series B, 5.63%, 9/01/39	1,000	1,076,020
Kentucky Economic Development Finance Authority, Refunding RB, Hospital Facilities, St. Elizabeth Medical Center, Inc., Series A, 5.50%, 5/01/19 (a)	8,000	8,753,760

Municipal Bonds	Par (000)	Value
Kentucky (continued)
Lexington-Fayette Urban County Airport Board, Refunding GARB, Series A, 5.00%, 7/01/19 (a)	$7,000	$7,632,730

		19,033,086
Louisiana — 3.3%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	2,615	2,984,421
Parish of St. Charles Louisiana, RB, Valero Energy Corp., 4.00%, 12/01/40 (c)	2,210	2,313,185
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.25%, 5/15/31	3,420	3,675,303
5.25%, 5/15/32	4,375	4,750,856
5.25%, 5/15/33	4,750	5,134,560
5.25%, 5/15/35	1,500	1,629,840

		20,488,165
Maine — 1.1%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	5,000	5,346,150
Portland Housing Development Corp., Refunding RB, Senior Living, Retirement Facilities, Series A, 6.00%, 2/01/34	1,190	1,191,464

		6,537,614
Maryland — 4.3%
County of Howard Maryland Housing Commission, RB, M/F Housing, Woodfield Oxford Square Apartments, 5.00%, 12/01/42	7,715	8,525,847
Maryland Community Development Administration, HRB, S/F Housing, Series H, AMT, 5.10%, 9/01/37	1,405	1,409,552
Maryland Community Development Administration, Refunding, HRB, Residential, Series D, AMT, 4.90%, 9/01/42	3,250	3,260,010
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community Project, 6.25%, 1/01/21 (a)	2,000	2,365,640
Meritus Medical Center Issue, 5.00%, 7/01/40	6,350	6,828,917
University of Maryland Medical System, 5.00%, 7/01/19 (a)	1,990	2,171,806
University of Maryland Medical System, 5.13%, 7/01/19 (a)	2,100	2,296,371
University of Maryland Medical System, 5.00%, 7/01/34	110	115,189

		26,973,332
Massachusetts — 3.1%
Massachusetts Bay Transportation Authority, Refunding RB, General Transportation System, Series A, 7.00%, 3/01/19	740	765,071
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A:
5.00%, 1/01/47	845	907,454
5.25%, 1/01/42	1,895	2,087,665
Massachusetts HFA, RB, M/F Housing, Series A, AMT, 5.20%, 12/01/37	2,865	2,891,472
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	5,070	5,393,415
Massachusetts Water Resources Authority, RB, Series A, 6.50%, 7/15/19 (e)	6,685	7,059,494

		19,104,571

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)

Municipal Bonds	Par (000)	Value
Michigan — 2.4%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM):
6.25%, 7/01/19 (a)	$2,495	$2,789,959
6.25%, 7/01/36	5	5,398
Michigan State Hospital Finance Authority, Refunding RB, McLaren Health Care, Series A, 5.75%, 5/15/18 (a)	7,285	7,709,205
Royal Oak Michigan Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	4,100	4,546,039

		15,050,601
Minnesota — 0.3%
City of Cologne Minnesota Charter School, LRB, Cologne Academy Project, Series A, 5.00%, 7/01/45	1,500	1,549,200
Mississippi — 4.8%
County of Lowndes Mississippi, Refunding RB, Solid Waste Disposal & Pollution Control, Weyerhaeuser Co. Project:
Series A, 6.80%, 4/01/22	9,160	10,646,301
Series B, 6.70%, 4/01/22	4,500	5,212,665
Mississippi Business Finance Corp., Refunding RB, System Energy Resource, Inc. Project, 5.88%, 4/01/22	9,305	9,349,478
Mississippi Development Bank, Refunding RB, Municipal Energy Agency of Mississippi, Series A (AGM), 4.00%, 3/01/41	4,500	4,503,375

		29,711,819
Nebraska — 1.1%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	6,200	6,560,282
New Hampshire — 0.7%
New Hampshire Housing Finance Authority, Refunding RB, S/F Housing, Acquisition, Series H, AMT, 5.15%, 1/01/40	4,170	4,182,427
New Jersey — 8.6%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/44	1,400	1,383,774
New Jersey EDA, RB:
Continental Airlines, Inc. Project, Series A, AMT, 5.63%, 11/15/30	1,530	1,662,559
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 1/01/43	10,000	10,585,200
Private Activity Bond, Goethals Bridge Replacement Project, AMT, 5.13%, 1/01/34	1,050	1,107,687
School Facilities Construction, Series UU, 5.00%, 6/15/40	3,390	3,395,899
New Jersey EDA, Refunding RB, School Facilities Construction:
5.25%, 6/15/19 (a)	2,650	2,901,114
Series AA, 5.25%, 6/15/19 (a)	700	766,332
Series AA, 5.25%, 12/15/33	6,650	6,750,149
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA, 6.38%, 10/01/28	165	170,234
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/38 (d)	7,260	2,253,431
Transportation Program, Series AA, 5.25%, 6/15/33	8,750	8,985,112
Transportation Program, Series AA, 5.25%, 6/15/41	780	791,989
Transportation Program, Series AA, 5.00%, 6/15/44	4,450	4,452,359

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation System, Series B, 5.50%, 6/15/31	$8,000	$8,398,400

		53,604,239
New York — 7.9%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (b)	2,145	2,250,620
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, Series FF-2, 5.50%, 6/15/40	4,150	4,536,033
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (b)	3,500	3,634,820
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	4,435	4,264,075
Metropolitan Transportation Authority, RB, Series C:
6.25%, 11/15/18 (a)	25	27,278
6.25%, 11/15/18 (a)	2,595	2,831,482
6.50%, 11/15/18 (a)	925	1,013,217
6.50%, 11/15/18 (a)	11,135	12,196,945
6.25%, 11/15/23	625	680,888
6.50%, 11/15/28	2,865	3,132,820
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project, Class 2 (b):
5.15%, 11/15/34	460	492,140
5.38%, 11/15/40	1,145	1,242,921
New York Transportation Development Corp., RB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 1/01/50	2,400	2,549,088
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT:
5.00%, 8/01/26	1,285	1,350,856
5.00%, 8/01/31	3,070	3,195,809
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/36	3,165	3,566,290
TSASC, Inc., Refunding RB, Series A, 5.00%, 6/01/41	1,785	1,933,726

		48,899,008
Ohio — 3.5%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	2,875	3,104,885
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	1,690	1,854,268
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	1,915	2,257,268
County of Montgomery Ohio, RB, Catholic Health Initiatives, Series D-2, 5.45%, 10/01/38	7,930	8,493,030
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.50%, 5/01/34	5,470	5,831,895

		21,541,346
Pennsylvania — 3.5%
City of Philadelphia Pennsylvania IDA, RB, Retirement Facilities, Rieder House Project, Series A, 6.10%, 7/01/33	1,215	1,215,000
County of Delaware Pennsylvania IDA, Refunding RB, Covanta Project, 5.00%, 7/01/43	5,000	4,977,200
County of Montgomery Pennsylvania IDA, Refunding RB, Whitemarsh Continuing Care Retirement Community, 5.25%, 1/01/40	4,170	3,916,464

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	51

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	$195	$211,867
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Rapid Bridge Finco LP, AMT, 5.00%, 12/31/38	2,565	2,752,784
Pennsylvania HFA, RB, S/F Housing Mortgage, Series 118-B, 4.05%, 10/01/40	3,850	3,886,960
Pennsylvania HFA, Refunding RB, S/F Housing Mortgage, Series 121, 3.10%, 10/01/36	3,480	3,297,996
Pennsylvania Turnpike Commission, RB:
Series A-1, 5.00%, 12/01/41	440	484,471
Series B, 5.00%, 12/01/40	1,110	1,223,164

		21,965,906
Puerto Rico — 0.9%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.50%, 5/15/39	3,555	3,568,509
Children’s Trust Fund Tobacco Settlement, Refunding RB, Asset-Backed Bonds, 5.63%, 5/15/43	1,955	1,957,542

		5,526,051
Rhode Island — 1.6%
Rhode Island Health & Educational Building Corp., Refunding RB, Hospital Financing, LifeSpan Obligation Group, 5.00%, 5/15/39	1,425	1,501,252
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	6,820	6,566,159
5.00%, 6/01/50	2,000	2,021,420

		10,088,831
South Carolina — 0.7%
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	3,800	4,144,888
Texas — 11.0%
Central Texas Regional Mobility Authority, RB, Senior Lien, Series A:
5.00%, 1/01/40	1,215	1,312,917
5.00%, 1/01/45	3,500	3,771,740
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 1/01/21 (a)	1,000	1,162,120
6.00%, 1/01/21 (a)	4,300	5,037,192
Series A, 5.00%, 1/01/43	6,925	7,326,581
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	2,665	2,799,369
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/23 (a)	850	1,068,076
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B (a):
7.13%, 12/01/18	3,500	3,874,255
7.25%, 12/01/18	5,400	5,989,140
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare (a):
6.00%, 8/15/20	370	428,852
6.00%, 8/15/20	4,630	5,366,448
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, 5.00%, 10/01/44	875	894,924
La Vernia Higher Education Finance Corp., RB, KIPP, Inc., Series A, 6.25%, 8/15/19 (a)	925	1,039,339

Municipal Bonds	Par (000)	Value
Texas (continued)
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, 5.25%, 11/01/40	$1,100	$1,189,012
New Hope Cultural Education Facilities Corp., RB, Collegiate Housing Tarleton State University Project, 5.00%, 4/01/35	500	526,130
New Hope Cultural Education Facilities Corp., Refunding RB, 1st Mortgage, Morningside Ministries Project, 6.25%, 1/01/33	1,600	1,776,112
North Texas Education Finance Corp., ERB, Uplift Education, Series A, 5.13%, 12/01/42	1,000	1,033,640
North Texas Tollway Authority, Refunding RB, Series A:
1st Tier System, 6.25%, 1/01/19 (a)	2,845	3,115,190
1st Tier System, 6.25%, 1/01/39	655	707,924
5.00%, 1/01/38	5,000	5,542,750
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 6/30/40	8,000	9,133,840
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	4,710	5,323,854

		68,419,405
Virginia — 3.7%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.38%, 3/01/36	430	413,746
5.50%, 3/01/46	1,475	1,425,263
City of Portsmouth Virginia, GO, Refunding Series D:
5.00%, 7/15/20 (a)	3,030	3,406,417
5.00%, 7/15/34	75	82,794
County of Fairfax Virginia EDA, Refunding RB, Goodwin House, Inc. (a):
5.13%, 10/01/17	2,000	2,052,020
5.13%, 10/01/17	6,015	6,169,285
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 6/01/47	1,895	1,753,823
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
6.00%, 1/01/37	2,150	2,409,139
5.50%, 1/01/42	5,140	5,496,510

		23,208,997
Washington — 1.9%
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	4,010	4,318,008
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	7,000	7,455,630

		11,773,638
West Virginia — 0.4%
West Virginia Hospital Finance Authority, Refunding RB, Improvement, Charleston Area Medical Center, Inc., Series A, 5.63%, 9/01/32	2,500	2,662,425
Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Series C, 5.25%, 4/01/39	6,100	6,411,588
Wyoming — 1.4%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 7/15/26	4,500	4,907,160
Wyoming Community Development Authority, Refunding RB, Series 2 & 3, 4.05%, 12/01/38	2,475	2,495,122

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)

Municipal Bonds	Par (000)	Value
Wyoming (continued)
Wyoming Municipal Power Agency, Inc., Refunding RB, Series A (BAM), 5.00%, 1/01/42	$1,120	$1,248,922

		8,651,204
Total Municipal Bonds — 113.4%		703,504,199

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
Arizona — 0.6%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/19 (a)	3,500	3,818,045
California — 6.3%
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No.2, Series A, 5.00%, 10/01/47	14,998	16,997,625
University of California, RB, General, Series O (a):
5.25%, 5/15/19	3,235	3,533,073
5.25%, 5/15/19	5,675	6,197,894
5.25%, 5/15/19	11,090	12,111,833

		38,840,425
District of Columbia — 1.3%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.50%, 10/01/18 (a)	7,495	8,039,420
Florida — 2.6%
County of Miami-Dade Florida Water & Sewer System, (AGC), 5.00%, 10/01/39	14,747	16,272,377
Illinois — 4.9%
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/18 (a)	10,000	10,720,100
State of Illinois Toll Highway Authority, RB, Series B, Senior:
Priority, 5.50%, 1/01/18 (a)	6,999	7,275,275
5.00%, 1/01/40	10,976	12,147,858

		30,143,233
Kentucky — 1.6%
County of Louisville & Jefferson Kentucky Metropolitan Government Parking Authority, RB, River City, Inc., 1st Mortgage, Series A, 5.38%, 12/01/19 (a)	9,195	10,249,667
Maryland — 1.7%
City of Baltimore Maryland, RB, Wastewater Project, Sub-Series A, 5.00%, 7/01/46	4,898	5,521,923
State of Maryland Transportation Authority, RB, Transportation Facilities Project (AGM), 5.00%, 7/01/41	4,710	4,924,870

		10,446,793
Nevada — 2.8%
County of Clark Nevada Water Reclamation District, GO, Limited Tax, Series B, 5.75%, 7/01/19 (a)	15,789	17,497,364
New York — 5.9%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series DD:
5.00%, 6/15/18 (a)	3,556	3,729,273
5.00%, 6/15/37	20,643	21,650,210
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (g)	10,001	11,412,995

		36,792,478

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Wake Forest University, 5.00%, 1/01/19 (a)	$5,000	$5,366,850
Ohio — 2.2%
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	4,400	4,533,628
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	8,500	9,108,685

		13,642,313
Oregon — 1.2%
State of Oregon Housing & Community Services Department, HRB, M/F Housing, Series A, AMT, 4.95%, 7/01/30	7,212	7,462,186
Pennsylvania — 0.7%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 8/15/38	3,925	4,340,885
Texas — 7.4%
City of Houston Texas, Refunding RB, Airport System, Senior Lien, Series A, 5.50%, 7/01/34	8,333	8,790,863
City of Houston Texas Higher Education Finance Corp., RB, Rice University Project, Series A, 5.00%, 5/15/40	10,000	10,971,884
County of Harris Texas Health Facilities Development Corp., Refunding RB, School Health Care System, Series B, 5.75%, 7/01/27 (e)	20,970	25,753,257
Texas Department of Housing & Community Affairs, RB, S/F Mortgage, Series B, AMT, 5.25%, 9/01/32	664	664,950

		46,180,954
Virginia — 4.0%
County of Fairfax Virginia EDA, RB, Metrorail Parking System, 5.00%, 4/01/47	6,960	7,946,858
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System:
5.50%, 5/15/19 (a)	734	796,821
5.50%, 5/15/35	1,364	1,480,390
Virginia Commonwealth Transportation Board, RB, Capital Projects, 5.00%, 5/15/32	7,999	8,966,579
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	5,002	5,400,271

		24,590,919
Washington — 6.0%
Central Puget Sound Regional Transit Authority, RB, Series A (a):
5.00%, 11/01/17	5,500	5,659,280
5.00%, 11/01/17	5,500	5,659,280
(AGM), 5.00%, 11/01/17	14,007	14,411,835
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	10,000	11,644,400

		37,374,795
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 50.1%		311,058,704
Total Long-Term Investments (Cost — $954,552,371) — 163.5%		1,014,562,903

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	53

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (h)(i)	4,051,187	$4,051,997
Total Short-Term Securities (Cost — $4,051,406) — 0.6%		4,051,997
Total Investments (Cost — $958,603,777) — 164.1%		1,018,614,900
Other Assets Less Liabilities — 1.0%		6,263,283
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (25.3)%		(156,959,114)
Loan for TOB Trust Certificates — (0.5)%		(3,498,775)
VMTP Shares at Liquidation Value — (39.3)%		(243,800,000)

Net Assets Applicable to Common Shares — 100.0%		$620,620,294

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate as of period end.

(d)	Zero-coupon bond.

(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(g)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on November 15, 2019, is $5,295,502. See Note 4 of the Notes to Financial Statements for details.

(h)	During the six months ended February 28, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at February 28, 2017	Value at February 28, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	6,852,839	(2,801,652)	4,051,187	$4,051,997	$22,402	$6,740	$591
[1] Includes net capital gain distributions.

(i)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(176)	5-Year U.S. Treasury Note	June 2017	$20,715,750	$16,355
(258)	10-Year U.S. Treasury Note	June 2017	$32,141,156	(2,379)
(198)	Long U.S. Treasury Bond	June 2017	$30,027,938	(154,058)
(36)	Ultra U.S. Treasury Bond	June 2017	$5,824,125	(44,583)
Total				$(184,665)

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (concluded)	BlackRock MuniVest Fund, Inc. (MVF)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$16,355	—	$16,355
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$201,020	—	$201,020

[1] Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 28, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$1,578,304	—	$1,578,304
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$(226,209)	—	$(226,209)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$52,101,797

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,014,562,903	—	$1,014,562,903
Short-Term Securities	$4,051,997	—	—	4,051,997

Total	$4,051,997	$1,014,562,903	—	$1,018,614,900

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$16,355	—	—	$16,355
Liabilities:
Interest rate contracts	(201,020)	—	—	(201,020)

Total	$(184,665)	—	—	$(184,665)

[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(156,696,838)	—	$(156,696,838)
Loan for TOB Trust Certificates	—	(3,498,775)	—	(3,498,775)
VMTP Shares at Liquidation Value	—	(243,800,000)	—	(243,800,000)

Total	—	$(403,995,613)	—	$(403,995,613)

During the six months ended February 28, 2017, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	55

Statements of Assets and Liabilities

February 28, 2017 (Unaudited)	BlackRock Municipal Bond Trust (BBK)	BlackRock Municipal Income Investment Quality Trust (BAF)	BlackRock Municipal Income Quality Trust (BYM)	BlackRock Municipal Income Trust II (BLE)

Assets
Investments at value — unaffiliated[1]	$265,691,131	$217,450,398	$632,278,866	$565,020,825
Investments at value — affiliated[2]	187,660	222,810	9,846,739	2,509,371
Cash	30,538	31,237	90,150	16,605
Cash pledged for futures contracts	716,050	383,800	1,307,050	1,008,800
Receivables:
Interest — unaffiliated	2,913,112	2,391,627	6,587,484	6,920,828
Investments sold	2,807,751	2,343,743	34,759	681,837
Variation margin on futures contracts	3,522	5,062	10,155	11,258
Dividends — affiliated	580	86	1,017	997
TOB Trust	—	—	5,570,000	—
Prepaid expenses	13,389	12,291	20,296	8,939

Total assets	272,363,733	222,841,054	655,746,516	576,179,460

Accrued Liabilities
Payables:
Investments purchased	4,379,186	198,191	9,977,465	—
Income dividends — Common Shares	789,119	599,335	1,742,814	1,727,274
Investment advisory fees	133,294	93,166	267,981	241,288
Interest expense and fees	38,443	64,496	195,633	123,986
Variation margin on futures contracts	39,063	16,375	61,750	50,219
Officer’s and Trustees’ fees	29,039	21,150	66,765	60,469
Other accrued expenses	116,163	91,766	155,102	160,503

Total accrued liabilities	5,524,307	1,084,479	12,467,510	2,363,739

Other Liabilities
TOB Trust Certificates	22,403,733	43,297,138	109,945,937	72,040,526
Loan for TOB Trust Certificates	—	1,499,475	2,249,213	—
VMTP Shares, at liquidation value of $100,000 per share[3,4]	79,900,000	42,200,000	137,200,000	151,300,000

Total other liabilities	102,303,733	86,996,613	249,395,150	223,340,526

Total liabilities	107,828,040	88,081,092	261,862,660	225,704,265

Net Assets Applicable to Common Shareholders	$164,535,693	$134,759,962	$393,883,856	$350,475,195

Net Assets Applicable to Common Shareholders Consist of
Paid-in capital[5,6,7]	$149,529,081	$124,019,631	$371,434,679	$333,383,570
Undistributed net investment income	1,697,728	1,581,249	2,999,995	3,230,550
Accumulated net realized gain (loss)	1,266,693	(5,314,044)	(18,581,488)	(18,618,151)
Net unrealized appreciation (depreciation)	12,042,191	14,473,126	38,030,670	32,479,226

Net Assets Applicable to Common Shareholders	$164,535,693	$134,759,962	$393,883,856	$350,475,195

Net asset value per Common Share	$15.64	$15.40	$14.92	$14.91

[1] Investments at cost — unaffiliated	$253,567,656	$202,949,710	$594,094,193	$532,437,694
[2] Investments at cost — affiliated	$187,641	$222,788	$9,846,348	$2,509,048
[3] Preferred Shares outstanding, par value $0.001 per share	799	422	1,372	1,513
[4] Preferred Shares authorized, including Auction Market Preferred Shares (“AMPS”)	unlimited	unlimited	unlimited	unlimited
[5] Par value per Common Share	$0.001	$0.001	$0.001	$0.001
[6] Common Shares outstanding	10,521,587	8,749,418	26,406,273	23,500,329
[7] Common Shares authorized	unlimited	unlimited	unlimited	unlimited

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Statements of Assets and Liabilities

February 28, 2017 (Unaudited)	BlackRock MuniHoldings Investment Quality Fund (MFL)	BlackRock MuniVest Fund, Inc. (MVF)

Assets
Investments at value — unaffiliated[1]	$951,133,452	$1,014,562,903
Investments at value — affiliated[2]	—	4,051,997
Cash	—	32,556
Cash pledged for futures contracts	1,795,150	1,612,500
Receivables:
Dividends — affiliated	476	2,750
Interest — unaffiliated	11,402,675	12,459,706
Investments sold	2,409,780	760,969
Variation margin on futures contracts	19,519	19,155
TOB Trust	—	3,485,000
Prepaid expenses	29,876	13,667

Total assets	966,790,928	1,037,001,203

Accrued Liabilities
Bank overdraft	705,216	—
Payables:
Income dividends — Common Shares	2,705,996	3,192,629
Investment advisory fees	358,277	389,649
Investments purchased	—	8,066,813
Officer’s and Trustees’ fees	280,813	158,997
Interest expense and fees	281,336	262,276
Variation margin on futures contracts	79,531	74,813
Other accrued expenses	236,386	240,119

Total accrued liabilities	4,647,555	12,385,296

Other Liabilities
TOB Trust Certificates	133,899,769	156,696,838
Loan for TOB Trust Certificates	—	3,498,775
VRDP Shares, at liquidation value of $100,000 per share, net of deferred offering costs[3,4]	274,187,674	—
VMTP Shares, at liquidation value of $100,000 per share[3,4]	—	243,800,000

Total other liabilities	408,087,443	403,995,613

Total liabilities	412,734,998	416,380,909

Net Assets Applicable to Common Shareholders	$554,055,930	$620,620,294

Net Assets Applicable to Common Shareholders Consist of
Paid-in capital[5,6,7]	$526,483,427	$586,818,502
Undistributed net investment income	7,395,404	4,643,836
Accumulated net realized loss	(32,222,975)	(30,668,502)
Net unrealized appreciation (depreciation)	52,400,074	59,826,458

Net Assets Applicable to Common Shareholders	$554,055,930	$620,620,294

Net asset value per Common Share	$14.64	$9.62

[1] Investments at cost — unaffiliated	$898,565,237	$954,552,371
[2] Investments at cost — affiliated	—	$4,051,406
[3] Preferred Shares outstanding, par value $0.001 per share	2,746	2,438
[4] Preferred Shares authorized, including Auction Market Preferred Shares (“AMPS”)	1,000,000	10,000,000
[5] Par value per Common Share	$0.10	$0.10
[6] Common Shares outstanding	37,846,094	64,497,606
[7] Common Shares authorized	unlimited	150,000,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	57

Statements of Operations

Six Months Ended February 28, 2017 (Unaudited)	BlackRock Municipal Bond Trust (BBK)	BlackRock Municipal Income Investment Quality Trust (BAF)	BlackRock Municipal Income Quality Trust (BYM)	BlackRock Municipal Income Trust II (BLE)

Investment Income
Interest — unaffiliated	$5,920,030	$4,852,332	$13,837,649	$13,446,860
Dividends — affiliated	6,585	1,039	9,516	7,565

Total investment income	5,926,615	4,853,371	13,847,165	13,454,425

Expenses
Investment advisory	893,123	606,364	1,753,812	1,592,867
Professional	32,261	29,693	46,664	43,489
Accounting services	21,521	16,428	29,718	29,718
Rating agency	18,968	18,905	19,066	19,090
Transfer agent	12,522	10,455	18,646	18,320
Officer and Trustees	9,824	7,483	22,357	19,889
Custodian	8,475	6,534	14,322	13,768
Registration	4,971	4,971	5,380	6,218
Printing	4,864	4,368	6,293	6,156
Miscellaneous	9,435	7,468	13,575	13,140

Total expenses excluding interest expense, fees and amortization of offering costs	1,015,964	712,669	1,929,833	1,762,655
Interest expense, fees and amortization of offering costs[1]	975,170	644,766	1,808,424	1,750,264

Total expenses	1,991,134	1,357,435	3,738,257	3,512,919
Less fees waived by the Manager	(1,114)	(188)	(1,727)	(1,410)

Total expenses after fees waived	1,990,020	1,357,247	3,736,530	3,511,509

Net investment income	3,936,595	3,496,124	10,110,635	9,942,916

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	1,920,880	(250,626)	(576,188)	(1,976,012)
Investments — affiliated	570	157	847	648
Futures contracts	1,024,535	515,440	1,894,502	1,356,784
Capital gain distributions from investment companies — affiliated	396	—	3,475	149

	2,946,381	264,971	1,322,636	(618,431)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(21,616,375)	(10,291,555)	(35,296,696)	(27,005,804)
Investments — affiliated	19	22	391	323
Futures contracts	(95,168)	(40,489)	(185,324)	(130,999)

	(21,711,524)	(10,332,022)	(35,481,629)	(27,136,480)

Net realized and unrealized loss	(18,765,143)	(10,067,051)	(34,158,993)	(27,754,911)

Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Operations	$(14,828,548)	$(6,570,927)	$(24,048,358)	$(17,811,995)

[1] Related to TOB Trusts and/or VMTP Shares.

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Statements of Operations

Six Months Ended February 28, 2017 (Unaudited)	BlackRock MuniHoldings Investment Quality Fund (MFL)	BlackRock MuniVest Fund, Inc. (MVF)

Investment Income
Interest — unaffiliated	$20,655,028	$24,091,284
Dividends — affiliated	9,655	22,402

Total investment income	20,664,683	24,113,686

Expenses
Investment advisory	2,658,405	2,564,725
Professional	62,669	64,267
Accounting services	55,932	57,706
Rating agency	19,299	19,247
Transfer agent	23,379	27,661
Officer and Trustees	44,040	38,745
Custodian	19,915	21,364
Registration	7,705	16,993
Printing	7,641	7,939
Remarketing fees on Preferred Shares	13,617	—
Liquidity fees	13,868	—
Miscellaneous	18,609	19,397

Total expenses excluding interest expense, fees and amortization of offering costs	2,945,079	2,838,044
Interest expense, fees and amortization of offering costs[1]	3,031,221	3,075,106

Total expenses	5,976,300	5,913,150
Less fees waived by the Manager	(283,413)	(4,118)

Total expenses after fees waived	5,692,887	5,909,032

Net investment income	14,971,796	18,204,654

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	1,445,143	(2,907,700)
Investments — affiliated	1,349	1,400
Futures contracts	2,220,727	1,578,304
Capital gain distributions from investment companies — affiliated	441	5,340

	3,667,660	(1,322,656)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(48,443,774)	(45,987,364)
Investments — affiliated	—	591
Futures contracts	(218,551)	(226,209)

	(48,662,325)	(46,212,982)

Net realized and unrealized loss	(44,994,665)	(47,535,638)

Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Operations	$(30,022,869)	$(29,330,984)

[1] Related to TOB Trusts, VMTP Shares and/or VRDP Shares.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	59

Statements of Changes in Net Assets

	BlackRock Municipal Bond Trust (BBK)		BlackRock Municipal Income Investment Quality Trust (BAF)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

Operations
Net investment income	$3,936,595	$9,337,529	$3,496,124	$7,223,541
Net realized gain	2,946,381	2,455,647	264,971	265,592
Net change in unrealized appreciation (depreciation)	(21,711,524)	12,451,415	(10,332,022)	6,427,068

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(14,828,548)	24,244,591	(6,570,927)	13,916,201

Distributions to Common Shareholders[1]
From net investment income	(4,733,915)	(9,449,507)	(3,596,011)	(7,192,022)
From net realized gain	(4,092,513)	(153,110)	—	—

Decrease in net assets resulting from distributions to Common Shareholders	(8,826,428)	(9,602,617)	(3,596,011)	(7,192,022)

Capital Share Transactions
Reinvestment of common distributions	83,910	101,508	—	—

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	(23,571,066)	14,743,482	(10,166,938)	6,724,179
Beginning of period	188,106,759	173,363,277	144,926,900	138,202,721

End of period	$164,535,693	$188,106,759	$134,759,962	$144,926,900

Undistributed net investment income, end of period	$1,697,728	$2,495,048	$1,581,249	$1,681,136

	BlackRock Municipal Income Quality Trust (BYM)		BlackRock Municipal Income Trust II (BLE)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

Operations
Net investment income	$10,110,635	$21,546,402	$9,942,916	$21,726,079
Net realized gain (loss)	1,322,636	(331,103)	(618,431)	115,722
Net change in unrealized appreciation (depreciation)	(35,481,629)	27,620,933	(27,136,480)	20,413,932

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(24,048,358)	48,836,232	(17,811,995)	42,255,733

Distributions to Common Shareholders[1]
From net investment income	(10,456,884)	(21,983,222)	(10,440,412)	(21,868,068)

Capital Share Transactions
Reinvestment of common distributions	—	—	155,278	316,581

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	(34,505,242)	26,853,010	(28,097,129)	20,704,246
Beginning of period	428,389,098	401,536,088	378,572,324	357,868,078

End of period	$393,883,856	$428,389,098	$350,475,195	$378,572,324

Undistributed net investment income, end of period	$2,999,995	$3,346,244	$3,230,550	$3,728,046

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Statements of Changes in Net Assets

	BlackRock MuniHoldings Investment Quality Fund (MFL)		BlackRock MuniVest Fund, Inc. (MVF)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

Operations
Net investment income	$14,971,796	$32,591,123	$18,204,654	$38,991,048
Net realized gain (loss)	3,667,660	6,297,723	(1,322,656)	1,172,461
Net change in unrealized appreciation (depreciation)	(48,662,325)	19,383,609	(46,212,982)	21,955,766

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(30,022,869)	58,272,455	(29,330,984)	62,119,275

Distributions to Common Shareholders[1]
From net investment income	(16,231,914)	(32,440,515)	(19,158,951)	(40,498,987)

Capital Share Transactions
Reinvestment of common distributions	380,445	212,833	1,520,964	3,079,538

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	(45,874,338)	26,044,773	(46,968,971)	24,699,826
Beginning of period	599,930,268	573,885,495	667,589,265	642,889,439

End of period	$554,055,930	$599,930,268	$620,620,294	$667,589,265

Undistributed net investment income, end of period	$7,395,404	$8,655,522	$4,643,836	$5,598,133

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	61

Statements of Cash Flows

Six Months Ended February 28, 2017 (Unaudited)	BlackRock Municipal Bond Trust (BBK)	BlackRock Municipal Income Investment Quality Trust (BAF)	BlackRock Municipal Income Quality Trust (BYM)	BlackRock Municipal Income Trust II (BLE)

Cash Provided by (Used for) Operating Activities
Net decrease in net assets resulting from operations	$(14,828,548)	$(6,570,927)	$(24,048,358)	$(17,811,995)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments	58,093,932	35,547,805	53,408,183	34,017,610
Purchases of long-term investments	(52,828,381)	(39,221,245)	(53,466,314)	(30,545,100)
Net proceeds from sales (purchases) of short-term securities	1,952,482	481,843	(6,240,451)	1,000,861
Amortization of premium and accretion of discount on investments and other fees	(247,662)	466,893	(229,962)	450,620
Net realized (gain) loss on investments	(1,921,450)	250,469	575,341	1,975,364
Net unrealized loss on investments	21,616,356	10,291,533	35,296,305	27,005,481
(Increase) Decrease in Assets:
Cash pledged for futures contracts	(419,000)	(238,000)	(877,000)	(594,000)
Receivables:
Interest — unaffiliated	111,835	(24,917)	(38,844)	84,076
Dividends — affiliated	36	(25)	(72)	150
Variation margin on futures contracts	(3,522)	(5,062)	(10,155)	(11,258)
Prepaid expenses	11,045	11,775	6,490	18,130
Increase (Decrease) in Liabilities:
Payables:
Investment advisory fees	(185,217)	(117,900)	(349,706)	(321,001)
Interest expense and fees	17,838	22,301	67,562	35,369
Officer’s and Trustees’ fees	192	(132)	(124)	(63)
Variation margin on futures contracts	31,704	13,438	52,891	40,500
Other accrued expenses	21,427	12,221	26,389	41,266

Net cash provided by operating activities	11,423,067	920,070	4,172,175	15,386,010

Cash Provided by (Used for) Financing Activities
Proceeds from TOB Trust Certificates	—	10,756,633	17,442,682	3,945,479
Repayments of TOB Trust Certificates	(2,650,383)	(9,548,930)	(13,317,036)	(9,002,300)
Proceeds from Loan for TOB Trust Certificates	—	7,275,762	3,609,005	—
Repayments of Loan for TOB Trust Certificates	—	(5,776,287)	(1,359,792)	(33,182)
Cash dividends paid to Common Shareholders	(8,742,146)	(3,596,011)	(10,456,884)	(10,284,402)

Net cash used for financing activities	(11,392,529)	(888,833)	(4,082,025)	(15,374,405)

Cash
Net increase in cash	30,538	31,237	90,150	11,605
Cash at beginning of period	—	—	—	5,000

Cash at end of period	$30,538	$31,237	$90,150	$16,605

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	$957,332	$622,465	$1,740,862	$1,714,895

Non-Cash Financing Activities
Capital shares issued in reinvestment of distributions paid to Common Shareholders	$83,910	—	—	$155,278

See Notes to Financial Statements.

62	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Statements of Cash Flows

Six Months Ended February 28, 2017 (Unaudited)	BlackRock MuniHoldings Investment Quality Fund (MFL)	BlackRock MuniVest Fund, Inc. (MVF)

Cash Provided by (Used for) Operating Activities
Net decrease in net assets resulting from operations	$(30,022,869)	$(29,330,984)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments	103,475,873	113,309,546
Purchases of long-term investments	(122,102,068)	(112,683,629)
Net proceeds from sales of short-term securities	3,478,041	2,802,242
Amortization of premium and accretion of discount on investments and other fees	2,318,056	1,016,509
Net realized (gain) loss on investments	(1,446,492)	2,906,300
Net unrealized loss on investments	48,443,774	45,986,773
(Increase) Decrease in Assets:
Cash pledged for futures contracts	(1,257,000)	(1,124,000)
Receivables:
Interest — unaffiliated	(138,668)	353,466
Dividends — affiliated	242	208
Variation margin on futures contracts	(19,519)	(19,155)
Prepaid expenses	354	23,608
Increase (Decrease) in Liabilities:
Payables:
Investment advisory fees	(503,164)	(515,966)
Interest expense and fees	130,232	75,045
Officer’s and Trustees’ fees	11,100	(4,308)
Variation margin on futures contracts	69,578	64,829
Other accrued expenses	85,157	49,260

Net cash provided by operating activities	2,522,627	22,909,744

Cash Provided by (Used for) Financing Activities
Proceeds from TOB Trust Certificates	17,802,507	15,055,964
Repayments of TOB Trust Certificates	(5,189,065)	(23,801,541)
Proceeds from Loan for TOB Trust Certificates	4,920,075	3,498,775
Repayments of Loan for TOB Trust Certificates	(4,920,075)	—
Cash dividends paid to Common Shareholders	(15,849,683)	(17,630,386)
Increase in bank overdraft	705,216	—
Amortization of deferred offering costs	8,398	—

Net cash used for financing activities	(2,522,627)	(22,877,188)

Cash
Net increase in cash	—	32,556
Cash at beginning of period	—	—

Cash at end of period	—	$32,556

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	$2,892,591	$3,000,061

Non-Cash Financing Activities
Capital shares issued in reinvestment of distributions paid to Common Shareholders	$380,445	$1,520,964

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	63

Financial Highlights	BlackRock Municipal Bond Trust (BBK)

	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$17.89		$16.49	$16.54	$14.18	$16.79	$14.48

Net investment income[1]	0.37		0.89	0.90	0.97	0.96	1.01
Net realized and unrealized gain (loss)	(1.78)		1.42	0.03	2.43	(2.46)	2.37
Distributions to AMPS Shareholders from net investment income	—		—	—	—	—	(0.01)

Net increase (decrease) from investment operations	(1.41)		2.31	0.93	3.40	(1.50)	3.37

Distributions to Common Shareholders:[2]
From net investment income	(0.45)		(0.90)	(0.98)	(0.96)	(0.97)	(1.06)
From net realized gain	(0.39)		(0.01)	—	(0.08)	(0.14)	—

Total distributions to Common Shareholders	(0.84)		(0.91)	(0.98)	(1.04)	(1.11)	(1.06)

Net asset value, end of period	$15.64		$17.89	$16.49	$16.54	$14.18	$16.79

Market price, end of period	$15.55		$18.22	$15.23	$15.59	$13.49	$17.16

Total Return Applicable to Common Shareholders[3]
Based on net asset value	(7.82)%	[4]	14.53%	5.96%	25.27%	(9.52)%	23.96%

Based on market price	(10.01)%	[4]	26.29%	3.83%	24.11%	(15.78)%	23.45%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.33%	[5]	1.78%	1.73%	1.84% [7]	1.82%	1.69%	[6]

Total expenses after fees waived and paid indirectly	2.33%	[5]	1.77%	1.73%	1.84% [7]	1.82%	1.64%	[6]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[7]	1.19%	[5]	1.16%	1.16%	1.19%	1.17%	1.18%	[6,8]

Net investment income	4.60%	[5]	5.18%	5.41%	6.29%	5.85%	6.39%	[6]

Distributions to AMPS Shareholders	—		—	—	—	—	0.04%

Net investment income to Common Shareholders	4.60%	[5]	5.18%	5.41%	6.29%	5.85%	6.35%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$164,536		$188,107	$173,363	$173,798	$149,003	$176,216

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$79,900		$79,900	$79,900	$79,900	$79,900	$79,900

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$305,927		$335,428	$316,975	$317,520	$286,487	$320,545

Borrowings outstanding, end of period (000)	$22,404		$25,054	$19,495	$19,495	$17,039	$14,489

Portfolio turnover rate	19%		29%	34%	32%	32%	46%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Does not reflect the effect of distributions to AMPS Shareholders.

[7]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[8]

For the year ended August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 1.16%.

See Notes to Financial Statements.

64	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Financial Highlights	BlackRock Municipal Income Investment Quality Trust (BAF)

	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$16.56		$15.80	$15.97	$13.83	$16.53	$14.50

Net investment income[1]	0.40		0.83	0.83	0.83	0.81	0.83
Net realized and unrealized gain (loss)	(1.15)		0.75	(0.18)	2.13	(2.68)	2.09
Distributions to AMPS Shareholders from net investment income	—		—	—	—	—	(0.00)[2]

Net increase (decrease) from investment operations	(0.75)		1.58	0.65	2.96	(1.87)	2.92

Distributions to Common Shareholders from net investment income[3]	(0.41)		(0.82)	(0.82)	(0.82)	(0.83)	(0.89)

Net asset value, end of period	$15.40		$16.56	$15.80	$15.97	$13.83	$16.53

Market price, end of period	$14.50		$15.79	$13.89	$14.18	$12.82	$16.24

Total Return Applicable to Common Shareholders[4]
Based on net asset value	(4.36)%	[5]	10.57%	4.71%	22.67%	(11.69)%	20.76%

Based on market price	(5.56)%	[5]	19.92%	3.68%	17.50%	(16.68)%	23.59%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.99%	[6]	1.61%	1.50%	1.58%	1.63%	1.49%	[7]

Total expenses after fees waived and paid indirectly	1.99%	[6]	1.61%	1.50%	1.58%	1.63%	1.49%	[7]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[8]	1.05%	[6]	1.01%	1.00%	1.03%	1.03%	1.06%	[7,9]

Net investment income	5.13%	[6]	5.09%	5.16%	5.56%	5.02%	5.31%	[7]

Distributions to AMPS Shareholders	—		—	—	—	—	0.02%

Net investment income to Common Shareholders	5.13%	[6]	5.09%	5.16%	5.56%	5.02%	5.29%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$134,760		$144,927	$138,203	$139,723	$120,962	$144,587

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$42,200		$42,200	$42,200	$42,200	$42,200	$42,200

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$419,336		$443,429	$427,495	$431,097	$386,639	$442,624

Borrowings outstanding, end of period (000)	$44,797		$42,089	$33,470	$32,345	$33,845	$36,497

Portfolio turnover rate	15%		29%	13%	26%	43%	51%

[1]	Based on average Common Shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Does not reflect the effect of distributions to AMPS Shareholders.

[8]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[9]

For the year ended August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 1.05%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	65

Financial Highlights	BlackRock Municipal Income Quality Trust (BYM)

	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$16.22		$15.21	$15.56	$13.46	$16.11	$14.09

Net investment income[1]	0.38		0.82	0.84	0.86	0.91	0.93
Net realized and unrealized gain (loss)	(1.28)		1.02	(0.33)	2.16	(2.62)	2.02
Distributions to AMPS Shareholders from net investment income	—		—	—	—	—	(0.00)[2]

Net increase (decrease) from investment operations	(0.90)		1.84	0.51	3.02	(1.71)	2.95

Distributions to Common Shareholders from net investment income[3]	(0.40)		(0.83)	(0.86)	(0.92)	(0.94)	(0.93)

Net asset value, end of period	$14.92		$16.22	$15.21	$15.56	$13.46	$16.11

Market price, end of period	$14.04		$15.55	$13.67	$13.96	$12.59	$16.73

Total Return Applicable to Common Shareholders[4]
Based on net asset value	(5.44)%	[5]	12.71%	3.85%	23.69%	(11.13)%	21.54%

Based on market price	(7.19)%	[5]	20.23%	4.03%	18.65%	(19.96)%	28.40%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.86%	[6]	1.56%	1.47%	1.55%	1.55%	1.46%	[7]

Total expenses after fees waived and paid indirectly	1.86%	[6]	1.56%	1.47%	1.55%	1.55%	1.46%	[7]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[8]	0.96%	[6]	0.95%	0.96%	0.98%	0.96%	1.00%	[7,9]

Net investment income	5.04%	[6]	5.19%	5.42%	5.89%	5.77%	6.12%	[7]

Distributions to AMPS Shareholders	—		—	—	—	—	0.03%

Net investment income to Common Shareholders	5.04%	[6]	5.19%	5.42%	5.89%	5.77%	6.09%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$393,884		$428,389	$401,536	$410,776	$355,372	$424,785

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$137,200		$137,200	$137,200	$137,200	$137,200	$137,200

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$387,087		$412,237	$392,665	$399,399	$359,018	$409,610

Borrowings outstanding, end of period (000)	$112,195		$100,250	$101,818	$93,816	$114,948	$105,454

Portfolio turnover rate	8%		10%	12%	20%	24%	17%

[1]	Based on average Common Shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Does not reflect the effect of distributions to AMPS Shareholders.

[8]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[9]

For the year ended August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.99%.

See Notes to Financial Statements.

66	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Financial Highlights	BlackRock Municipal Income Trust II (BLE)

	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$16.12		$15.25	$15.48	$13.32	$16.10	$13.96

Net investment income[1]	0.42		0.93	0.92	0.93	0.97	1.02
Net realized and unrealized gain (loss)	(1.19)		0.87	(0.19)	2.22	(2.72)	2.14
Distributions to AMPS Shareholders from net investment income	—		—	—	—	—	(0.01)

Net increase (decrease) from investment operations	(0.77)		1.80	0.73	3.15	(1.75)	3.15

Distributions to Common Shareholders from net investment income[2]	(0.44)		(0.93)	(0.96)	(0.99)	(1.03)	(1.01)

Net asset value, end of period	$14.91		$16.12	$15.25	$15.48	$13.32	$16.10

Market price, end of period	$14.86		$16.34	$14.18	$14.70	$13.20	$16.74

Total Return Applicable to Common Shareholders[3]
Based on net asset value	(4.72)%	[4]	12.21%	5.01%	24.73%	(11.60)%	23.25%

Based on market price	(6.32)%	[4]	22.33%	2.83%	19.52%	(15.75)%	26.61%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.98%	[5]	1.62%	1.55%	1.64%	1.67%	1.55%	[6]

Total expenses after fees waived and paid indirectly	1.98%	[5]	1.62%	1.55%	1.64%	1.67%	1.48%	[6]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[7]	0.99%	[5]	0.98%	0.98%	1.01%	1.00%	0.96%	[6,8]

Net investment income	5.60%	[5]	5.90%	5.94%	6.49%	6.17%	6.74%	[6]

Distributions to AMPS Shareholders	—		—	—	—	—	0.03%

Net investment income to Common Shareholders	5.60%	[5]	5.90%	5.94%	6.49%	6.17%	6.71%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$350,475		$378,572	$357,868	$363,038	$312,329	$376,774

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$151,300		$151,300	$151,300	$151,300	$151,300	$151,300

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$331,643		$350,213	$336,529	$339,946	$306,430	$349,025

Borrowings outstanding, end of period (000)	$72,041		$77,130	$68,692	$68,692	$73,531	$88,876

Portfolio turnover rate	5%		7%	10%	16%	17%	24%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Does not reflect the effect of distributions to AMPS Shareholders.

[7]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[8]

For the year ended August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.94%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	67

Financial Highlights	BlackRock MuniHoldings Investment Quality Fund (MFL)

	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016		2015	2014		2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$15.86		$15.18		$15.46	$13.27		$15.96	$14.00

Net investment income[1]	0.40		0.86		0.89	0.89		0.87	0.86
Net realized and unrealized gain (loss)	(1.19)		0.68		(0.31)	2.16		(2.66)	2.02

Net increase (decrease) from investment operations	(0.79)		1.54		0.58	3.05		(1.79)	2.88

Distributions to Common Shareholders from net investment income[2]	(0.43)		(0.86)		(0.86)	(0.86)		(0.90)	(0.92)

Net asset value, end of period	$14.64		$15.86		$15.18	$15.46		$13.27	$15.96

Market price, end of period	$14.48		$15.86		$14.06	$13.92		$12.59	$16.13

Total Return Applicable to Common Shareholders[3]
Based on net asset value	(4.95)%	[4]	10.56%		4.29%	24.24%		(11.70)%	21.22%

Based on market price	(5.99)%	[4]	19.37%		7.28%	17.91%		(17.11)%	23.93%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.13%	[5]	1.65%		1.54%	1.64%		1.71%	1.87%

Total expenses after fees waived and paid indirectly	2.03%	[5]	1.60%		1.49%	1.57%		1.62%	1.80%

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[6]	0.95%	[5,7]	0.94%	[7]	0.95% [7]	1.19%	[7]	1.29% [7]	1.39%	[7]

Net investment income to Common Shareholders	5.33%	[5]	5.54%		5.73%	6.18%		5.55%	5.76%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$554,056		$599,930		$573,885	$584,690		$501,810	$602,780

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$274,600		$274,600		$274,600	$274,600		$274,600	$274,600

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$301,768		$318,474		$308,990	$312,924		$282,742	$319,152

Borrowings outstanding, end of period (000)	$133,900		$131,279		$85,502	$89,157		$95,959	$131,323

Portfolio turnover rate	10%		27%		13%	25%		59%	44%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[7]

For the six months ended February 28, 2017 and the year ended August 31, 2016, August 31, 2015, August 31, 2014, August 31, 2013 and August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.94%, 0.93%, 0.94%, 0.95%, 0.92% and 0.99%, respectively.

See Notes to Financial Statements.

68	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Financial Highlights	BlackRock MuniVest Fund, Inc. (MVF)

	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$10.38		$10.04	$10.27	$9.14	$10.68	$9.55

Net investment income[1]	0.28		0.61	0.62	0.63	0.67	0.69
Net realized and unrealized gain (loss)	(0.74)		0.36	(0.21)	1.18	(1.50)	1.16
Distributions to AMPS Shareholders from net investment income	—		—	—	—	—	(0.01)

Net increase (decrease) from investment operations	(0.46)		0.97	0.41	1.81	(0.83)	1.84

Distributions to Common Shareholders from net investment income[2]	(0.30)		(0.63)	(0.64)	(0.68)	(0.71)	(0.71)

Net asset value, end of period	$9.62		$10.38	$10.04	$10.27	$9.14	$10.68

Market price, end of period	$10.00		$10.77	$9.65	$9.83	$8.91	$11.28

Total Return Applicable to Common Shareholders[3]
Based on net asset value	(4.46)%	[4]	9.96%	4.27%	20.70%	(8.39)%	19.85%

Based on market price	(4.28)%	[4]	18.70%	4.71%	18.50%	(15.45)%	24.24%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.88%	[5]	1.55%	1.43%	1.49%	1.54%	1.51%	[6]

Total expenses after fees waived and paid indirectly	1.88%	[5]	1.55%	1.43%	1.49%	1.54%	1.51%	[6]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[7]	0.90%	[5]	0.89%	0.89%	0.91%	0.91%	0.98%	[6,8]

Net investment income	5.79%	[5]	5.95%	6.03%	6.53%	6.43%	6.79%	[6]

Distributions to AMPS Shareholders	—		—	—	—	—	0.05%

Net investment income to Common Shareholders	5.79%	[5]	5.95%	6.03%	6.53%	6.43%	6.74%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$620,620		$667,589	$642,889	$656,922	$584,718	$679,207

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$243,800		$243,800	$243,800	$243,800	$243,800	$243,800

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$354,561		$373,827	$363,695	$369,451	$339,835	$378,592

Borrowings outstanding, end of period (000)	$160,196		$161,957	$148,867	$145,111	$149,085	$199,256

Portfolio turnover rate	11%		13%	18%	14%	11%	11%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Does not reflect the effect of distributions to AMPS Shareholders.

[7]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[8]

For the year ended August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.96%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	69

Notes to Financial Statements (Unaudited)

1. Organization:

The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Trusts”, or individually, a “Trust”:

Trust Name	Herein Referred to As	Organized	Diversification Classification
BlackRock Municipal Bond Trust	BBK	Delaware	Diversified
BlackRock Municipal Income Investment Quality Trust	BAF	Delaware	Diversified
BlackRock Municipal Income Quality Trust	BYM	Delaware	Diversified
BlackRock Municipal Income Trust II	BLE	Delaware	Diversified
BlackRock MuniHoldings Investment Quality Fund	MFL	Massachusetts	Diversified
BlackRock MuniVest Fund, Inc.	MVF	Maryland	Diversified

The Boards of Trustees/Directors of the Trusts are collectively referred to throughout this report as the “Board of Trustees” or the “Board,” and the trustees thereof are collectively referred to throughout this report as “Trustees”. The Trusts determine and make available for publication the net asset values (“NAVs”) of their Common Shares on a daily basis.

The Trusts, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of closed-end funds referred to as the Closed-End Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Segregation and Collateralization: In cases where a Trust enters into certain investments (e.g., futures contracts) or certain borrowings (e.g., TOB Trust transactions) that would be treated as “senior securities” for 1940 Act purposes, a Trust may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Trusts may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Distributions: Distributions from net investment income are declared monthly and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Distributions to Preferred Shareholders are accrued and determined as described in Note 10.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Trust’s Board, the independent Trustees (“Independent Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust, if applicable. Deferred compensation liabilities are included in officer’s and trustees’ fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Trusts until such amounts are distributed in accordance with the Plan.
Recent Accounting Standard: In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statements of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Trusts’ presentation in the Statements of Cash Flows.

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Notes to Financial Statements (continued)

Indemnifications: In the normal course of business, a Trust enters into contracts that contain a variety of representations that provide general indemnification. A Trust’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Trust, which cannot be predicted with any certainty.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Through May 31, 2016, the Trusts had an arrangement with their custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Trusts no longer earn credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Trusts’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Trusts would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trusts determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Trust’s assets and liabilities:

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and the Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Trust might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair

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Notes to Financial Statements (continued)

Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Forward Commitments and When-Issued Delayed Delivery Securities: Certain Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A Trust may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Trust may be required to pay more at settlement than the security is worth. In addition, a Trust is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a Trust assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a Trust’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

Municipal Bonds Transferred to TOB Trusts: Certain Trusts leverage their assets through the use of “TOB Trust” transactions. The Trusts transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust generally issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are generally issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that generally reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a Trust generally provide the Trust with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The Trusts may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which each Trust has contributed bonds. If multiple BlackRock advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.

TOB Trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates may be purchased by the Liquidity Provider and are usually remarketed by a Remarketing Agent, which is typically an affiliated entity of the Liquidity Provider. The Remarketing Agent may also purchase the tendered TOB Trust Certificates for its own account in the event of a failed remarketing.

The TOB Trust may be collapsed without the consent of a Trust, upon the occurrence of tender option termination events (“TOTEs”) or mandatory termination events (“MTEs”), as defined in the TOB Trust agreements. TOTEs include the bankruptcy or default of the issuer of the municipal bonds held in the TOB Trust, a substantial downgrade in the credit quality of the issuer of the municipal bonds held in the TOB Trust, failure of any scheduled payment of principal or interest on the municipal bonds, and/or a judgment or ruling that interest on the municipal bond is subject to U.S. federal income taxation. MTEs may include, among other things, a failed remarketing of the TOB Trust Certificates, the inability of the TOB Trust to obtain renewal of the liquidity support agreement and a substantial decline in the market value of the municipal bonds held in the TOB Trust. Upon the occurrence of a TOTE or an MTE, the TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. In the case of an MTE, after the payment of fees, the TOB Trust Certificates holders would be paid before the TOB Residuals holders (i.e., the Trusts). In contrast, in the case of a TOTE, after payment of fees, the TOB Trust Certificates holders and the TOB Residuals holders would be paid pro rata in proportion to the respective face values of their certificates. During the six months ended February 28, 2017, no TOB Trusts in which a Trust participated were terminated without the consent of a Trust.

While a Trust’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they generally restrict the ability of a Trust to borrow money for purposes of making investments. MVF’s management believes that the Trust’s restrictions on borrowings do not apply to the Trust’s TOB transactions. Each Trust’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Trust. A Trust typically invests the cash received in additional municipal bonds. The municipal bonds deposited into a TOB Trust are presented in a Trust’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates would be shown as Loan for TOB Trust Certificates.

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Notes to Financial Statements (continued)

Volcker Rule Impact: On December 10, 2013, regulators published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”), which precludes banking entities and their affiliates from sponsoring and investing in TOB Trusts. Banking entities subject to the Volcker Rule were required to fully comply by July 21, 2015, with respect to investments in and relationships with TOB Trusts established after December 31, 2013 (“Non-Legacy TOB Trusts”), and by July 21, 2017, with respect to investments in and relationships with TOB Trusts established prior to December 31, 2013 (“Legacy TOB Trusts”).

As a result, a new structure for TOB Trusts has been designed in which no banking entity would sponsor the TOB Trust. Specifically, a Trust establishes, structures and “sponsors” the TOB Trusts in which it holds TOB Residuals. In such a structure, certain responsibilities that previously belonged to a third party bank are performed by, or on behalf of, the Trusts. The Trusts have restructured any Non-Legacy TOB Trusts and are in the process of restructuring Legacy TOB Trusts in conformity with regulatory guidelines. Until all restructurings are completed, a Trust may, for a period of time, hold TOB Residuals in both Legacy TOB Trusts and new or restructured non-bank sponsored TOB Trusts.

Under the new TOB Trust structure, the Liquidity Provider or Remarketing Agent will no longer purchase the tendered TOB Trust Certificates even in the event of failed remarketing. This may increase the likelihood that a TOB Trust will need to be collapsed and liquidated in order to purchase the tendered TOB Trust Certificates. The TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on the number of days the loan is outstanding.

Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a Trust’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Trust’s payable to the holder of the TOB Trust Certificates or the Liquidity Provider, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates or Loan for TOB Trust Certificates, approximates its fair value.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Trust on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a Trust incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of deferred offering costs in the Statements of Operations.

For the six months ended February 28, 2017, the following table is a summary of each Trust’s TOB Trusts:

	Underlying Municipal Bonds Transferred to TOB Trusts[1]	Liability for TOB Trust Certificates[2]	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
BBK	$39,438,964	$22,403,733	0.67% - 0.82%	$24,677,759	1.37%
BAF	$80,523,512	$43,297,138	0.65% - 0.89%	$42,333,679	1.38%
BYM	$189,967,331	$109,945,937	0.67% - 1.00%	$101,562,665	1.33%
BLE	$125,653,051	$72,040,526	0.65% - 0.89%	$74,531,253	1.34%
MFL	$267,431,377	$133,899,769	0.67% - 0.99%	$132,173,668	1.36%
MVF	$311,058,704	$156,696,838	0.65% - 0.79%	$156,772,379	1.35%

[1]

The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Trusts, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Trusts, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts.

[2]

The Trusts may invest in TOB Trusts that are structured on a non-recourse or recourse basis. When a Trust invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility. In such an event, the Liquidity Provider will typically either (i) fund the full amount owed under the liquidity facility and be subsequently reimbursed from only the proceeds of the liquidation of all or a portion of the municipal bonds held in the TOB Trust or the remarketing of the TOB Trust Certificates, or (ii) liquidate all or a portion of the municipal bonds held in the TOB Trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the “Liquidation Shortfall”). If a Trust invests in a TOB Trust on a recourse basis, a Trust will usually enter into a reimbursement agreement with the Liquidity Provider where a Trust is required to reimburse the Liquidity Provider the amount of any Liquidation Shortfall. As a result, if a Trust invests in a recourse TOB Trust, a Trust will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Trust at February 28, 2017, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a Trust at February 28, 2017.

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Notes to Financial Statements (continued)

For the six months ended February 28, 2017, the following table is a summary of each Trust’s Loan for TOB Trust Certificates:

	Loans Outstanding at Period End	Range of Interest Rates on Loans at Period End	Average Loans Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on Loans
BAF	$1,499,475	0.25%	$464,810	0.78%
BYM	$2,249,213	0.25%	$306,745	0.80%
BLE	—	—	$1,650	0.78%
MFL	—	—	$1,685,330	0.78%
MVF	$3,498,775	0.25%	$115,981	0.78%

5. Derivative Financial Instruments:

The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Certain Trusts invest in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Trusts and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Trusts are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: Each Trust entered into an Investment Advisory Agreement with the Manager, the Trusts’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Trust’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Trust.

For such services, each Trust, except MFL and MVF, pays the Manager a monthly fee at an annual rate equal to the following percentages of the average weekly value of each Trust’s managed assets:

	BBK	BAF	BYM	BLE
Investment advisory fees	0.65%	0.55%	0.55%	0.55%

For purposes of calculating these fees, “managed assets” mean the total assets of a Trust minus the sum of its accrued liabilities (other than the aggregate indebtedness constituting financial leverage).

For such services, MFL and MVF each pays the Manager a monthly fee based on an annual rate of 0.55% and 0.50%, respectively, of the average daily value of the Trust’s net assets.

For purposes of calculating these fees, “net assets” mean the total assets of a Trust minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of preferred shares). It is understood that the liquidation preference of any outstanding preferred stock (other than accumulated dividends) and TOB Trusts is not considered a liability in determining a Trust’s NAV.

74	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Notes to Financial Statements (continued)

Expense Waivers: The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived by the Manager in the Statements of Operations. For the six months ended February 28, 2017, the amounts waived were as follows:

	BBK	BAF	BYM	BLE	MFL	MVF
Amounts waived	$1,114	$188	$1,727	$1,410	$1,452	$4,118

Effective September 1, 2016, the Manager voluntarily agreed to waive its investment advisory fee with respect to any portion of Trusts’ assets invested in affiliated equity or fixed-income mutual funds or affiliated exchange-traded funds that have a contractual management fee. Prior to September 1, 2016, the Manager did not waive such fees. On December 2, 2016, the Manager entered into a Master Advisory Fee Agreement (“Agreement”), contractually committing to this arrangement through June 30, 2017. The Agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Trusts’ Independent Trustees.

The Manager, for MFL, voluntarily agreed to waive its investment advisory fee on the proceeds of the Preferred Shares and TOB Trusts that exceed 35% of total assets minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of preferred shares). This amount is included in fees waived by the Manager in the Statements of Operations. For the six months ended February 28, 2017, the waiver was $281,961.

Officers and Trustees: Certain officers and/or trustees of the Trusts are officers and/or directors of BlackRock or its affiliates. The Trusts reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

7. Purchases and Sales:

For the six months ended February 28, 2017, purchases and sales of investments, excluding short-term securities, were as follows:

	BBK	BAF	BYM	BLE	MFL	MVF
Purchases	$53,629,141	$33,708,640	$63,443,779	$30,545,100	$104,445,828	$120,750,442
Sales	$59,693,068	$36,350,608	$53,442,942	$34,499,447	$95,607,164	$113,531,936

8. Income Tax Information

It is the Trusts’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no U.S. federal income tax provision is required.

Each Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Trust’s U.S. federal tax returns generally remains open for each of the four years ended August 31, 2016. The statutes of limitations on each Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Trusts as of February 28, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Trusts’ financial statements.

As of August 31, 2016, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires August 31,	BBK	BAF	BYM	BLE	MFL	MVF
No expiration date[1]	—	$5,146,672	$6,788,126	$7,274,757	$20,594,174	$10,786,147
2017	—	—	6,430,212	2,066,643	1,863,647	7,618,622
2018	—	—	2,209,430	4,366,226	11,734,707	—
2019	—	—	—	2,448,693	—	5,276,524

Total	—	$5,146,672	$15,427,768	$16,156,319	$34,192,528	$23,681,293

[1]	Must be utilized prior to losses subject to expiration.

As of February 28, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

	BBK	BAF	BYM	BLE	MFL	MVF
Tax cost	$231,408,387	$158,640,465	$494,063,645	$463,758,859	$765,373,845	$800,686,640

Gross unrealized appreciation	$16,471,507	$14,934,749	$41,058,980	$36,704,259	$60,842,702	$63,192,263
Gross unrealized depreciation	(4,404,836)	(698,619)	(5,192,170)	(4,973,448)	(8,982,864)	(5,459,616)

Net unrealized appreciation	$12,066,671	$14,236,130	$35,866,810	$31,730,811	$51,859,838	$57,732,647

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Notes to Financial Statements (continued)

9. Principal Risks:

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Trust’s ability to buy or sell bonds. As a result, a Trust may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Trust needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, certain Trusts invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers of securities owned by the Trusts. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Each Trust may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Trust to reinvest in lower yielding securities. Each Trust may also be exposed to reinvestment risk, which is the risk that income from each Trust’s portfolio will decline if each Trust invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below each Trust portfolio’s current earnings rate.

The Trusts may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Trusts reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a Trust.

It is possible that regulators could take positions that could limit the market for non-bank sponsored TOB Trust transactions or the Trusts’ ability to hold TOB Residuals. Under the new TOB Trust structure, the Trusts will have certain additional duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.

There can be no assurance that the Trusts can successfully enter into restructured TOB Trust transactions in order to refinance their existing TOB Residuals holdings prior to the compliance date for the Volcker Rule, which may require that the Trusts unwind existing TOB Trusts. There can be no assurance that alternative forms of leverage will be available to the Trusts and any alternative forms of leverage may be more or less advantageous to the Trusts than existing TOB leverage.

Should short-term interest rates rise, the Trusts’ investments in TOB Trust transactions may adversely affect the Trusts’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Trusts’ NAVs per share.

The SEC and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”), which took effect in December 2016. The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Trusts’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

TOB Trust transactions constitute an important component of the municipal bond market. Accordingly, implementation of the Volcker Rule and Risk Retention Rules may adversely impact the municipal market, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. Any such developments could adversely affect the Trusts. The ultimate impact of these rules on the TOB Trust market and the overall municipal market is not yet certain.

Counterparty Credit Risk: Similar to issuer credit risk, the Trusts may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Trusts since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency).

76	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Notes to Financial Statements (continued)

Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trusts.

Concentration Risk: As of period end, BAF invested a significant portion of its assets in securities in the transportation and county, city, special district and school district sectors. BYM and MFL invested a significant portion of their assets in securities in the transportation sector. Changes in economic conditions affecting such sectors would have a greater impact on the Trusts and could affect the value, income and/or liquidity of positions in such securities.

Certain Trusts invest a significant portion of their assets in fixed income securities and/or use derivatives tied to the fixed income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. The Trusts may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

10. Capital Share Transactions:

Each of BBK, BAF, BYM and BLE is authorized to issue an unlimited number of shares, including Preferred Shares, par value $0.001 per share, all of which were initially classified as Common Shares. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares, including AMPS, without the approval of Common Shareholders.

MFL is authorized to issue an unlimited number of shares, including 1 million Preferred Shares, including AMPS, par value $0.10 per share.

MVF is authorized to issue 160 million shares, 150 million of which were initially classified as Common Shares, par value $0.10 per share and 10 million of which were classified as Preferred Shares, including AMPS, par value $0.10 per share.

Common Shares

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	BBK	BLE	MFL	MVF
Six Months Ended February 28, 2017	4,967	9,956	24,980	154,630
Year Ended August 31, 2016	5,768	19,952	13,338	300,473

For the six months ended February 28, 2017 and the year ended August 31, 2016 for BAF and BYM, shares issued and outstanding remained constant.

Preferred Shares

Each Trust’s Preferred Shares rank prior to the Trusts’ Common Shares as to the payment of dividends by the Trusts and distribution of assets upon dissolution or liquidation of a Trust. The 1940 Act prohibits the declaration of any dividend on a Trust’s Common Shares or the repurchase of a Trust’s Common Shares if a Trust fails to maintain asset coverage of at least 200% of the liquidation preference of the Trusts’ outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instruments, a Trust is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with the Trusts’ Preferred Shares or repurchasing such shares if a Trust fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.

The holders of Preferred Shares have voting rights equal to the voting rights of the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class on certain matters. However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Trustees to the Board of each Trust. The holders of Preferred Shares are also entitled to elect the full Board of Trustees if dividends on the Preferred Shares are not paid for a period of two years. The holders of Preferred Shares are also generally entitled to a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

VRDP Shares

MFL has issued Series W-7 VRDP Shares, $100,000 liquidation preference per share, in a privately negotiated offering. The VRDP Shares were offered to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended, (the “Securities Act”). The VRDP Shares include a liquidity feature and are currently in a special rate period, each as described below.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	77

Notes to Financial Statements (continued)

As of period end, the VRDP Shares outstanding of MFL were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
MFL	6/30/11	2,746	$274,600,000	7/01/41

Redemption Terms: MFL is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, MFL is required to begin to segregate liquid assets with the Trust’s custodian to fund the redemption. In addition, MFL is required to redeem certain of its outstanding VRDP Shares if it fails to comply with certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, the VRDP Shares may also be redeemed, in whole or in part, at any time at the option of MFL. The redemption price per VRDP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends.

Liquidity Feature: MFL entered into a fee agreement with the liquidity provider that requires a per annum liquidity fee payable to the liquidity provider. These fees, if applicable, are shown as liquidity fees in the Statements of Operations.

The fee agreement between the MFL and the liquidity provider is for a three-year term and is scheduled to expire on April 19, 2017, unless renewed or terminated in advance.

In the event the fee agreement is not renewed or is terminated in advance, and MFL does not enter into a fee agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the fee agreement. In the event of such mandatory purchase, MFL is required to redeem the VRDP Shares six months after the purchase date. Immediately after such mandatory purchase, MFL is required to begin to segregate liquid assets with its custodian to fund the redemption. There is no assurance MFL will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.

Remarketing: MFL may incur remarketing fees of 0.10% on the aggregate principal amount of all the Trust’s VRDP Shares, which, if any, are included in remarketing fees on Preferred Shares in the Statements of Operations. During any special rate period (as described below), MFL may incur no remarketing fees.

Dividends: Dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed. At the date of issuance, the VRDP Shares were assigned long-term ratings of Aaa from Moody’s and AAA from Fitch. Subsequent to the issuance of the VRDP Shares, Moody’s completed a review of its methodology for rating securities issued by registered closed-end funds. As of period end, the VRDP Shares were assigned a long-term rating of Aa1 from Moody’s under its new ratings methodology. The VRDP Shares continue to be assigned a long-term rating of AAA from Fitch.

For the six months ended February 28, 2017, the annualized dividend rate for MFL’s VRDP Shares was 1.53%.

Special Rate Period: On April 17, 2014, MFL commenced a three-year term ending April 19, 2017 (the “special rate period”), with respect to the VRDP Shares, during which time the VRDP Shares will not be subject to any remarketing and the dividend rate will be based on a predetermined methodology. The implementation of the special rate period resulted in a mandatory tender of the VRDP Shares prior to the commencement of the special rate period. The mandatory tender event was not the result of a failed remarketing. The short-term ratings on the VRDP Shares for MFL will be withdrawn by Moody’s, Fitch and/or S&P at the commencement of the special rate period. Prior to April 19, 2017, the holder of the VRDP Shares and MFL may mutually agree to extend the special rate period. If the special rate period is not extended, the VRDP Shares will revert to remarketable securities upon the termination of the special rate period and will be remarketed and available for purchase by qualified institutional investors.

During the special rate period, the liquidity and fee agreements remain in effect and the VRDP Shares remain subject to mandatory redemption by MFL on the maturity date. The VRDP Shares will not be remarketed or subject to optional or mandatory tender events during the special rate period. During the special rate period, MFL is required to comply with the same asset coverage, basic maintenance amount and leverage requirements for the VRDP Shares as is required when the VRDP Shares are not in a special rate period. MFL pays a nominal fee at the annual rate of 0.01% to the liquidity provider and remarketing agent during the special rate period. MFL also pays dividends monthly based on the sum of the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index rate and a percentage per annum based on the long-term ratings assigned to the VRDP Shares.

If MFL redeems the VRDP Shares prior to the end of the special rate period and the VRDP Shares have long-term ratings above A1/A+ and its equivalent by all ratings agencies then rating the VRDP Shares, then such redemption may be subject to a redemption premium payable to the holder of the VRDP Shares based on the time remaining in the special rate period, subject to certain exceptions for redemptions that are required to comply with minimum asset coverage requirements.

For the six months ended February 28, 2017, VRDP Shares issued and outstanding of MFL remained constant.

78	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Notes to Financial Statements (continued)

VMTP Shares

BBK, BAF, BYM, BLE and MVF (collectively, the “VMTP Trusts”), have issued Series W-7 VMTP Shares, $100,000 liquidation preference per share, in privately negotiated offerings and sale of VMTP Shares exempt from registration under the Securities Act. The VMTP Shares are subject to certain restrictions on transfer, and VMTP Trusts may also be required to register the VMTP Shares for sale under the Securities Act under certain circumstances. In addition, amendments to the VMTP governing documents generally require the consent of the holders of VMTP Shares.

As of period end, the VMTP Shares outstanding of each Trust were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Term Redemption Date
BBK	12/16/11	799	$79,900,000	1/02/19
BAF	12/16/11	422	$42,200,000	1/02/19
BYM	12/16/11	1,372	$137,200,000	1/02/19
BLE	12/16/11	1,513	$151,300,000	1/02/19
MVF	12/16/11	2,438	$243,800,000	1/02/19

Redemption Terms: Each VMTP Trust is required to redeem its VMTP Shares on the term redemption date, unless earlier redeemed or repurchased or unless extended. There is no assurance that the term of a Trust’s VMTP Shares will be extended further or that a Trust’s VMTP Shares will be replaced with any other preferred shares or other form of leverage upon the redemption or repurchase of the VMTP Shares. Six months prior to the term redemption date, each VMTP Trust is required to begin to segregate liquid assets with each Trust’s custodian to fund the redemption. In addition, each VMTP Trust is required to redeem certain of its outstanding VMTP Shares if it fails to comply with certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, a Trust’s VMTP Shares may be redeemed, in whole or in part, at any time at the option of the Trust. The redemption price per VMTP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends and applicable redemption premium. If Trusts redeem the VMTP Shares prior to the term redemption date and the VMTP Shares have long-term ratings above A1/A+ or its equivalent by the ratings agencies then rating the VMTP Shares, then such redemption may be subject to a prescribed redemption premium (up to 3% of the liquidation preference) payable to the holder of the VMTP Shares based on the time remaining until the term redemption date, subject to certain exceptions for redemptions that are required to comply with minimum asset coverage requirements.

Dividends: Dividends on the VMTP Shares are declared daily and payable monthly at a variable rate set weekly at a fixed rate spread to the SIFMA Municipal Swap Index. The fixed spread is determined based on the long-term preferred share rating assigned to the VMTP Shares by the ratings agencies then rating the VMTP Shares. At the date of issuance, the VMTP Shares were assigned long-term ratings of Aaa from Moody’s and AAA from Fitch. Subsequent to the issuance of the VMTP Shares, Moody’s completed a review of its methodology for rating securities issued by registered closed-end funds. As of period end, the VMTP Shares were assigned a long-term rating of Aa1 from Moody’s under its new rating methodology. The VMTP Shares continue to be assigned a long-term rating of AAA from Fitch. The dividend rate on the VMTP Shares is subject to a step-up spread if the Trusts fail to comply with certain provisions, including, among other things, the timely payment of dividends, redemptions or gross-up payments, and complying with certain asset coverage and leverage requirements.

For the six months ended February 28, 2017, the average annualized dividend rates for the VMTP Shares were as follows:

	BBK	BAF	BYM	BLE	MVF
Rate	2.01%	1.65%	1.65%	1.65%	1.65%

For the six months ended February 28, 2017, VMTP Shares issued and outstanding of each Trust remained constant.

Offering Costs: The Trusts incurred costs in connection with the issuance of VRDP and VMTP Shares, which were recorded as a direct deduction from the carrying value of the related debt liability and will be amortized over the life of the VRDP and VMTP Shares with the exception of upfront fees paid to the liquidity provider which were amortized over the life of the liquidity agreement. Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.

Financial Reporting: The VRDP and VMTP Shares are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the VRDP and VMTP Shares, is recorded as a liability in the Statements of Assets and Liabilities net of deferred offering costs. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VRDP and VMTP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VRDP and VMTP Shares are treated as equity for tax purposes. Dividends paid to holders of the VRDP and VMTP Shares are generally classified as tax-exempt income for tax-reporting purposes.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	79

Notes to Financial Statements (concluded)

11. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Trusts’ financial statements was completed through the date the financial statements were issued and the following items were noted:

	Common Dividend Per Share		Preferred Shares[3]
	Paid[1]	Declared[2]	Shares	Series	Declared
BBK	$0.0635	$0.0635	VMTP	W-7	$115,231
BAF	$0.0685	$0.0685	VMTP	W-7	$60,861
BYM	$0.0660	$0.0660	VMTP	W-7	$197,869
BLE	$0.0735	$0.0735	VMTP	W-7	$218,204
MFL	$0.0715	$0.0715	VRDP	W-7	$368,039
MVF	$0.0460	$0.0460	VMTP	W-7	$351,606

[1]	Net investment income dividend paid on April 3, 2017 to Common Shareholders of record on March 15, 2017.

[2]	Net investment income dividend declared on April 3, 2017, payable to Common Shareholders of record on April 13, 2017.

[3]	Dividends declared for period March 1, 2017 to March 31, 2017.

80	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Officers and Trustees

Richard E. Cavanagh, Chair of the Board and Trustee

Karen P. Robards, Vice Chair of the Board and Trustee

Michael J. Castellano, Trustee

Cynthia L. Egan, Trustee

Frank J. Fabozzi, Trustee

Jerrold B. Harris, Trustee

R. Glenn Hubbard, Trustee

W. Carl Kester, Trustee

Catherine A. Lynch, Trustee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jonathan Diorio, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Janey Ahn, Secretary

Investment Adviser BlackRock Advisors, LLC Wilmington, DE 19809	Transfer Agent Computershare Trust Company, N.A. Canton, MA 02021	VRDP Remarketing Agent Citigroup Global Markets Inc. New York, NY 10179	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116

Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02111	VRDP Tender and Paying Agent and VMTP Redemption and Paying Agent The Bank of New York Mellon New York, NY 10289	VRDP Liquidity Provider Bank of America, N.A.[1] New York, NY 10036	Legal Counsel Skadden, Arps, Slate, Meagher & Flom LLP Boston, MA 02116
Address of the Trusts 100 Bellevue Parkway Wilmington, DE 19809

[1]	For MFL.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	81

Additional Information

Trust Certification

Certain Trusts are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Trusts filed with the SEC the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

Dividend Policy

Each Trust’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of distributions, the Trusts may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the distributions paid by the Trusts for any particular month may be more or less than the amount of net investment income earned by the Trusts during such month. The Trusts’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Trusts do not make available copies of their Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of the respective Trust’s offerings and the information contained in each Trust’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Trusts’ investment objectives or policies or to the Trusts’ charters or by-laws that would delay or prevent a change of control of the Trusts that were not approved by the shareholders or in the principal risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

Effective September 26, 2016, BlackRock implemented a new methodology for calculating “effective duration” for BlackRock’s municipal bond portfolios. The new methodology replaces the model previously used by BlackRock to evaluate municipal bond duration, and is a common indicator of an investment’s sensitivity to interest rate movements. The new methodology is applied to each Trust’s duration reported for periods after September 26, 2016.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Trusts will mail only one copy of shareholder documents, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trusts at (800) 882-0052.

82	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Additional Information (concluded)

General Information (concluded)

Availability of Quarterly Schedule of Investments

The Trusts file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trusts’ Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 882-0052; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 882-0052; and (2) on the SEC’s website at http://www.sec.gov.

Availability of Trust Updates

BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	83

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

CEF-NTL-6-2/17-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies
(a)	Not Applicable to this semi-annual report.
(b)	As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) –   Certifications – Attached hereto

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: May 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: May 3, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust II

Date: May 3, 2017

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